      As filed with the Securities and Exchange Commission on July 2, 1998

                        Securities Act File No. 33-79858
                Investment Company Act of 1940 File No. 811-8544

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / /
                       POST-EFFECTIVE AMENDMENT NO. 23 /X/

                                     And/or

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940 / /

                              AMENDMENT NO. 24 /X/

                                 UAM FUNDS TRUST
                           (Exact Name of Registrant)

                     c/o United Asset Management Corporation

                             One International Place
                           Boston, Massachusetts 02110
                     (Address of Principal Executive Office)
                  Registrant's Telephone Number (617) 330-8900

                           Michael E. DeFao, Secretary
                             UAM Fund Services, Inc.
                               211 Congress Street
                           Boston, Massachusetts 02110
                     (Name and Address of Agent for Service)
                     ---------------------------------------

                                    COPY TO:
                             Audrey C. Talley, Esq.
                           Drinker Biddle & Reath LLP
                       Philadelphia National Bank Building
                              1435 Chestnut Street
                           Philadelphia, PA 19103-6933

                IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX):



             [_] Immediately upon filing pursuant to Paragraph (b)
             [_] on (date) pursuant to Paragraph (b)
             [_] 60 days after filing pursuant to paragraph (a) (1)
             [_] on (date) pursuant to paragraph (a) (1)
             [X] 75 days after filing pursuant to Paragraph (a) (2)
             [_] on (date) pursuant to Paragraph (a) (2) of Rule 485.

                                     PART A
                                 UAM FUNDS TRUST

The following Prospectuses are included in this Post-Effective Amendment No. 23:

 .     Clipper Focus Portfolio Institutional Class Shares

 .     Clipper Focus Portfolio Institutional Service Class Shares

The Prospectus for PR Mid Cap Growth Portfolio Institutional Class Shares is contained in Post-Effective Amendment No. 22 filed June 24, 1998:

The following Prospectuses are contained in Post-Effective Amendment No. 21 filed June 19, 1998:

 .     Heitman Real Estate Portfolio Institutional Class Shares
 .     Heitman Real Estate Portfolio Advisor Class Shares

The Prospectus for Hanson Equity Portfolio Institutional Class Shares is contained in Post-Effective Amendment No. 20 filed March 26, 1998:

The Prospectus for Cambiar Opportunity Portfolio Institutional Class Shares is contained in Post-Effective Amendment No. 18 filed January 23, 1998:

The following Prospectuses are contained in Post-Effective Amendment No. 16 filed on July 10, 1997:

 .     BHM&S Total Return Bond Portfolio Institutional Class Shares
 .     BHM&S Total Return Bond Portfolio Institutional Service Class Shares
 .     Chicago Asset Management Intermediate Bond Portfolio Institutional Class
       Shares
 .     Chicago Asset Management Value/Contrarian Portfolio Institutional Class
       Shares
 .     FPA Crescent Portfolio Institutional Class share
 .     FPA Crescent Portfolio Institutional Service Class Shares
 .     Jacobs International Octagon Portfolio Institutional Class Shares
 .     MJI International Equity Portfolio Institutional Class Shares
 .     MJI International Equity Portfolio Institutional Service Class Shares
 .     TJ Core Equity Portfolio Institutional Service Class Shares

The Prospectus for Dwight Principal Preservation Portfolio Institutional Class Shares is contained in Post-Effective Amendment No. 2 filed on November 25, 1994:

                                     PART B
                                 UAM FUNDS TRUST

The following Statement of Addtional Information for Clipper Focus Portfolio included in this Post-Effective Amendment No. 23:

The Statement of Additional Information for PR Mid Cap Growth Portfolio is contained in Post-Effective Amendment No. 22 filed June 24, 1998:

The following Statement of Additional Information is contained in Post-Effective Amendment No. 21 filed June 19, 1998:

 .     Heitman Real Estate Portfolio Institutional Class Shares
 .     Heitman Real Estate Portfolio Advisor Class Shares

The Statement of Additional Information for Hanson Equity Portfolio Institutional Class Shares is contained in Post-Effective Amendment No. 20 filed March 26, 1998:

The Statement of Additional Information for Cambiar Opportunity Portfolio Institutional Class Shares is contained in Post-Effective Amendment No. 18 filed January 23, 1998:

The following Statements of Additional Information are contained in Post-Effective Amendment No. 16 filed on July 10, 1997:

 .     BHM&S Total Return Bond Portfolio Institutional Class Shares
 .     BHM&S Total Return Bond Portfolio Institutional Service Class Shares
 .     Chicago Asset Management Intermediate Bond Portfolio Institutional Class
       Shares
 .     Chicago Asset Management Value/Contrarian Portfolio Institutional Class
       Shares
 .     FPA Crescent Portfolio Institutional Class Share
 .     FPA Crescent Portfolio Institutional Service Class Shares
 .     Jacobs International Octagon Portfolio Institutional Class Shares
 .     MJI International Equity Portfolio Institutional Class Shares
 .     MJI International Equity Portfolio Institutional Service Class Shares
 .     TJ Core Equity Portfolio Institutional Service Class Shares

The Statement of Additional Information for Dwight Principal Preservation Portfolio Institutional Class Shares is contained in Post-Effective Amendment No. 2 filed on November 25, 1994:

                                   UAM Funds

                                   Prospectus

                                   ________, 1998

-----------------------
Clipper Focus Portfolio
--------------------------------------------------------------------------------
Institutional Class Shares











                                                        UAM
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Expenses..............................................................   2
Prospectus Summary.........................................................   4
Risk Factors...............................................................   5
Investment Objective.......................................................   5
Investment Policies........................................................   5
Other Investment Policies..................................................   7
Investment Limitations.....................................................  10
Purchase of Shares.........................................................  11
Redemption of Shares.......................................................  15
Shareholder Services.......................................................  17
Valuation of Shares........................................................  19
Performance Calculations...................................................  20
Dividends, Capital Gains Distributions and Taxes...........................  21
Investment Adviser.........................................................  22
Adviser's Historical Performance...........................................  24
Administrative Services....................................................  25
Distributor................................................................  25
Portfolio Transactions.....................................................  26
General Information........................................................  26
UAM Funds -- Institutional Class Shares....................................  28

UAM FUNDS                   CLIPPER FOCUS PORTFOLIO

                            INSTITUTIONAL CLASS SHARES

-------------------------------------------------------------------------------

                            PROSPECTUS --    , 1998

  UAM Funds Trust (the "Fund") is an open-end, management investment company known as a "mutual fund." The Fund consists of multiple series (known as "Portfolios") each of which has different investment objectives and policies.

  The Clipper Focus Portfolio currently offers two separate classes of shares:
Institutional Class Shares and Institutional Service Class Shares ("Service Class Shares"). Shares of each class represent equal, pro rata interests in a Portfolio and accrue dividends in the same manner except that Service Class Shares bear fees payable by the class (at the rate of .25% per annum) to fi-nancial institutions for services they provide to the owners of such shares. The securities offered in this Prospectus are Institutional Class Shares of one non-diversified, no-load Portfolio of the Fund managed by Pacific Finan-cial Research, Inc.

  THE CLIPPER FOCUS PORTFOLIO. The objective of the Portfolio (the "Portfo-lio") is to provide long-term growth of capital. The Portfolio seeks to achieve its objective by investing in a concentrated portfolio of the stocks that, in the opinion of the Adviser, are significantly undervalued.

  There can be no assurance the Portfolio will achieve its stated objective.

  Keep this Prospectus for future reference. It contains information that you should know before you invest. A "Statement of Additional Information" (SAI) containing additional information about the Clipper Focus Portfolio has been
filed with the Securities and Exchange Commission. The SAI is dated        and
has been incorporated by reference into this Prospectus. For a free copy of the SAI contact the UAM Funds Service Center at 1-800-638-7983.

 THESE  SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
   AND EXCHANGE COMMISSION, NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION
     PASSED UPON THE ACCURACY OR  ADEQUACY OF THIS PROSPECTUS. ANY  REPRE-
      SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 FUND EXPENSES

  The Portfolio does not charge shareholder transaction fees. However, the following table illustrates expenses and fees that a shareholder of the Port-folio's Institutional Class Shares would incur. Transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. (See "PURCHASE OF SHARES.")

                       SHAREHOLDER TRANSACTION EXPENSES

                                                              THE CLIPPER FOCUS
                                                                  PORTFOLIO
                                                             INSTITUTIONAL CLASS
                                                                   SHARES
                                                             -------------------
   Sales Load Imposed on Purchases..........................        NONE
   Sales Load Imposed on Reinvested Dividends...............        NONE
   Deferred Sales Load......................................        NONE
   Redemption Fees..........................................        NONE
   Exchange Fee.............................................        NONE

                        ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                              THE CLIPPER FOCUS
                                                                  PORTFOLIO
                                                             INSTITUTIONAL CLASS
                                                                    SHARES
                                                             -------------------
   Investment Advisory Fees (After Fee Waiver)..............        0.98%*
   12b-1 Fees...............................................        NONE
   Other Expenses...........................................        0.42%
                                                                    ----
   Total Operating Expenses (After Fee Waiver)..............        1.40%*
                                                                    ====

-----------
* The adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio to reduce expense ratios. As of the date of this prospectus, the Adviser has agreed to keep the Portfolio's Institutional Class Shares Total Fund Operating Expenses from exceeding 1.40%. Absent the Adviser's fee waiver, Investment Advisory Fees would be 1.00% and Total Operating Expenses would be 1.42%. The Adviser may change or terminate these voluntary expense arrangements at any time.

  The table shows various fees and expenses an investor would bear directly or indirectly. The expenses and fees set forth above for the Portfolio are based on estimates for the initial fiscal period of the Portfolio's Institutional Class shares. For purposes of calculating the fees set forth above, the table assumes that the Portfolio's average daily net assets will be $100 million.

EXAMPLE
  The following example illustrates expenses a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Portfolio charges no redemption fees of any kind.

                                                                 1 YEAR 3 YEARS
                                                                 ------ -------
   The Clipper Focus Portfolio Institutional Class Shares.......  $14     $44

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

                              PROSPECTUS SUMMARY

  Please read the complete Prospectus carefully before investing. If you have any questions after reading the Prospectus, please contact the UAM Funds Serv-ice Center at 1-800-638-7983.

INVESTMENT ADVISER
  Pacific Financial Research, Inc., the investment adviser to the Portfolio, has been in the investment management business since 1980. Pacific Financial Research provides investment advice to corporate pension funds, endowments, foundations, and individuals. The Adviser currently manages over $5.5 billion in assets. (see "INVESTMENT ADVISER.")

PURCHASE OF SHARES
  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), to investors at net asset value without a sales commission. Share purchases may be made by sending investments directly to the Fund. The minimum initial investment is $2,500. The minimum for subsequent investments is $100. The minimum initial investment for IRA accounts is $500. The minimum initial investment for spousal IRA accounts is $250. Certain exceptions to the initial or minimum investment amounts may be permitted by the officers of the Fund. (See "PURCHASE OF SHARES.")

DIVIDENDS AND DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income in quarterly dividends. The Portfolio will distribute any realized net capital gains annually. Distributions will be reinvested in Portfolio shares automatically unless an investor elects to receive cash distributions. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

REDEMPTIONS AND EXCHANGES
  Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemp-tion request. The redemption price may be more or less than the purchase price. Shares of the Portfolio may be exchanged for shares of the same class of any other Portfolio of the UAM Funds. (See "REDEMPTION OF SHARES" and "EX-CHANGE PRIVILEGE.")

ADMINISTRATIVE SERVICES
  UAM Fund Services Inc. ("UAMFSI"), a wholly-owned subsidiary of United Asset Management Corporation, is responsible for performing and overseeing adminis-tration, fund accounting, dividend disbursing and transfer agency services provided to the Fund and its Portfolios by third-party service providers. (See "ADMINISTRATIVE SERVICES.")

                                 RISK FACTORS

  The value of a Portfolio's shares will fluctuate in response to changes in market and economic conditions as well as the financial conditions and pros-pects of the issuers in which a Portfolio invests. Prospective investors should consider the following: (1) the Portfolio may invest in securities of foreign issuers, which will be subject to additional risk factors not applica-ble to securities of U.S. issuers (See "INVESTMENT POLICIES -- FOREIGN INVEST-MENTS"); (2) in general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. High rates of portfolio turnover may result in additional transaction costs and the realization of capital gains (See "PORTFOLIO TURN-OVER"); (3) the Portfolio may use various investment practices, including in-vesting in repurchase agreements, when-issued, forward delivery and delayed settlement securities and lending of securities (See "OTHER INVESTMENT POLI-CIES"); (4) since the Portfolio is non-diversified and may invest in a smaller number of issuers, the value of the Portfolio's shares may fluctuate more than other mutual funds because of changes in financial condition or market assess-ment of a single issuer.

                             INVESTMENT OBJECTIVE

  The objective of the Portfolio is to provide long-term capital growth. The Portfolio seeks to achieve its objective by investing in a concentrated port-folio of the stocks that, in the opinion of the Adviser, are undervalued. There can be no assurance that the Portfolio will achieve its stated objec-tive.

                              INVESTMENT POLICIES

  The Investment Adviser will seek to meet the investment objective of the Portfolio by investing primarily in securities that are considered by the In-vestment Adviser to have potential for long-term capital appreciation. Among such investments, the Portfolio will emphasize the purchase of common stock, convertible long-term corporate debt obligations, convertible preferred stock, and warrants that the Investment Adviser believes are undervalued and appear to offer the potential of furthering the Portfolio's goal of long-term capital growth.

  Balance sheet strength and the ability to generate earnings and free cash flow are the major factors in appraising an investment, and little weight is given to current dividend income. Investors should understand that market risks are inherent in all securities in varying degrees. Therefore, there can be no assurance that the Investment Adviser will be successful in meeting the investment objective of the Portfolio.

  As to any specific investment, the Investment Adviser's investment approach is very research intensive and includes meeting with management, competitors and customers, and preparing detailed valuation models for each company researched. The valuation models attempt to calculate a company's intrinsic value based on private market transactions and discounted cash flow valua-tions. The Investment Adviser focuses on dominant companies generating excess cash flow with good management in industries that are often "out-of-favor" in the investment community. However, there can be no assurance that the judge-ment of the Investment Adviser as to intrinsic value is correct.

  Companies are only added to the Portfolio when their share price trades be-low the Investment Adviser's estimate of intrinsic value. Companies are sold when their share price reaches the Investment Adviser's estimate of intrinsic value. This investment discipline is no guarantee by the Investment Adviser against a loss of capital.

  The Investment Adviser believes that concentrated portfolios produce supe-rior long-term performance. The Investment Adviser concentrates on its best investment ideas; therefore, the Portfolio will be more concentrated than the average equity fund. The Portfolio is defined as a "non-diversified" mutual fund. (See "INVESTMENT LIMITATIONS".) The Portfolio generally contains between 15 to 35 stocks. These positions are generally held for extended periods of time.

  The Portfolio may invest in special situations in which the Adviser believes the value of the securities of the particular company will appreciate within a reasonable period because of unique circumstances applicable to that company. Special situations affect companies of all sizes and generally occur regard-less of general business conditions or movements of the market as a whole. Special situations might include liquidations, reorganizations, recapitaliza-tions, mergers or temporary financial liquidity restraints, material litiga-tion, technological breakthroughs or temporary production or product introduc-tion problems, natural disaster, sabotage or employee error, new management or management policies, or any other events that could change or temporarily ham-per the ongoing operations of a company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Of course, there is no guarantee that investing in companies subject to special situa-tions will help the Portfolio achieve its objective since the market price of such securities may never reflect any perceived intrinsic values.

  The Adviser expects that a majority of investments in the Portfolio will be in U.S.-based companies; however, from time to time shares of foreign based companies may be purchased if they meet the Portfolio's investment criteria.

  The Adviser expects the Portfolio to remain fully invested and expects that cash reserves will not exceed 5% of the Portfolio's total assets.

                           OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS
  In order to earn a return on uninvested assets, meet anticipated redemp-tions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including cer-tificates of deposit, bankers' acceptances, time deposits, U.S. Government ob-ligations, U.S. Government agency securities, short-term corporate debt secu-rities, and commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Services or Prime-1 or Prime-2 by Moody's Investors Service or if unrated, de-termined by the Adviser to be of comparable quality.

  Time deposits maturing in more than seven days will not be purchased by a Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of a Portfolio. Each Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, it is a member of the Fed-eral Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an invest-ment quality comparable with other debt securities which may be purchased by each Portfolio.

  The Fund has received permission from the Securities and Exchange Commission (the "SEC") to deposit the daily uninvested cash balances of the Fund's Port-folios, as well as cash for investment purposes, into one or more joint ac-counts and to invest the daily balance of the joint accounts in the following short-term investments: fully collateralized repurchase agreements, interest-bearing or discounted commercial paper including dollar-denominated commercial paper of foreign issuers, and any other short-term money market instruments including variable rate demand notes and tax-exempt money instruments. By en-tering into these investments on a joint basis, a Portfolio may earn a higher rate of return on investments relative to what it could earn individually.

  The Fund has received permission from the SEC for each of its Portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio (See "INVESTMENT COMPANIES").

REPURCHASE AGREEMENTS
  The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' accept-ances and other securities outlined above under "SHORT-TERM INVESTMENTS." In a repurchase agreement, the Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities will be evaluated daily, and the Adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence. The use of repurchase agreements involves certain risks. For example, a default by the seller of the agreement may cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures. The Fund has received permission from the SEC to pool daily uninvested cash balances of the Fund's Portfolios in order to invest in repurchase agreements on a joint basis. By entering into joint repurchase agreements, the Portfolio may incur lower transaction costs and earn higher rates of interest on joint repurchase agreements. Each Portfolio's contribu-tion would determine its return from a joint repurchase agreement. (See "SHORT TERM INVESTMENTS.")

LENDING OF SECURITIES
  The Portfolio may lend its investment securities to qualified institutional investors as a means of earning income. The Portfolio will not loan securities to the extent that greater than onethird of its total assets at fair market value would be committed to loans. During the term of a loan, the Portfolio is subject to a gain or loss depending on any increase or decrease in the market price of the securities loaned. Lending of securities is subject to review by the Fund's Board of Trustees. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Adviser in making decisions about securities lending.

  An investment company may pay reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by its Board of Trustees. The Portfolio will continue to retain any voting rights with respect to loaned securities. If a material event occurs affecting an investment on loan, the loan must be called and the securities voted.


WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES
  The Portfolio may purchase and sell securities on a "when-issued," "delayed settlement," or "forward delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When-issued and forward delivery transactions may be expected to occur a month or more be-fore delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio until it receives pay-ment or delivery from the other party to any of the above transactions. It is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain a sep-arate account of cash or liquid securities at least equal to the value of pur-chase commitments until payment is made. Such segregated securities will ei-ther mature or, if necessary, be sold on or before the settlement date. Typi-cally, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the Portfolio may earn income on securities it has deposited in a segregated account.

  The Portfolio engages in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices -- not to in-crease its investment leverage.

PORTFOLIO TURNOVER
  The portfolio turnover rate for the Portfolio is not expected to exceed 75%. In addition to Portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" for more information on taxation.) The Portfolio will not normally engage in shortterm trading, but reserves the right to do so.

INVESTMENT COMPANIES
  The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the investing Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other invest-ment company. The Portfolio will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addi-tion to the advisory fee paid by the Portfolio.

  The Fund has received permission from the SEC to allow each of its Portfo-lios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio provided that the investment is consistent with the Portfolio's investment policies and re-strictions. Based upon a Portfolio's assets invested in the DSI Money Market Portfolio, the investing Portfolio's adviser will waive its investment advi-sory fee and any other fees earned as a result of the Portfolio's investment in the DSI Money Market Portfolio. The investing Portfolio will bear expenses of the DSI Money Market Portfolio on the same basis as all of its other share-holders.

FOREIGN SECURITIES
  Investing in foreign securities, including ADRs, may involve additional risks and considerations which are not typically associated with investing in securities issued by U.S. companies. Since stocks of foreign companies are normally denom-inated in foreign currencies, the Portfolio may be affected favorably or unfa-vorably by changes in currency rates and exchange control regulations, and may incur costs in connection with conversions between various currencies.

  As non-U.S. companies are not generally subject to uniform accounting, au-diting and financial reporting standards and practices comparable to those ap-plicable to U.S. companies, comparable information may not be readily avail-able about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. compa-nies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, in cer-tain foreign countries, there is the possibility of expropriation or confisca-tory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign is-suers.

  ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or pool of se-curities by a foreign issuer (the "underlying issuer") and deposited with the depositary. While ADRs are U.S. dollar-denominated, the underlying companies are still subject to the risks above.

  ADRs may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying is-suer. Holders of an unsponsored ADR generally bear all the costs associated with establishing the unsponsored ADR. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited security or pool of securities.

  Except as specified above and as described under "INVESTMENT LIMITATIONS," the foregoing investment policies are non-fundamental and the Trustees may change such policies without an affirmative vote of a majority of the out-standing voting securities of a Portfolio, as defined in the Investment Com-pany Act of 1940 ("1940 Act").

                            INVESTMENT LIMITATIONS

  The Portfolio will not:

  (a) invest more than 5% of its assets at the time of purchase in the secu-rities of companies that have (with predecessors) a continuous operat-ing history of less than 3 years;

  (b) make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agree-ments or by lending its portfolio securities to banks, brokers, deal-ers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the rules and regulations or inter-pretations of the SEC;

  (c) (1) borrow, except from banks and as a temporary measure for extraor-dinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Portfolio's gross assets valued at the lower of market or cost, and (2) the Portfolio may not purchase additional securities when borrowings exceed 5% of total assets; or

  (d) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

  The investment objectives of the Portfolio are non-fundamental and may be changed without shareholder approval. Except for limitations (b) and (c)(1), the Portfolio's investment limitations and policies described in this Prospec-tus and in the SAI are non-fundamental and may be changed by the Fund's Board of Trustees upon reasonable notice to investors. All other investment limita-tions described here and in the SAI are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding shares of the Portfolio. If a percentage limitation on investment or utiliza-tion of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or to-tal cost of the Portfolio's assets will not be considered a violation of the restriction.

  The Portfolio may invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in in-struments issued or guaranteed by the U.S. Government and its agencies. This policy is fundamental and may only be changed with shareholder approval.

  The Portfolio is a "non-diversified" mutual fund and therefore is not re-quired to meet any diversification requirements under the Investment Company Act of 1940, as amended. The Fund nevertheless intends to comply with the di-versification standards applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("the Code").

                              PURCHASE OF SHARES

  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), without a sales commission at the net asset value per share next determined after an order is received by the Fund and payment is received by the Custodian. (See "VALUATION OF SHARES.") The minimum initial investment required is $2,500. The minimum initial investment for IRA accounts is $500. The minimum initial investment for spousal IRA accounts is $250. Certain ex-ceptions may be permitted by the officers of the Fund.

  Shares of the Portfolios may be purchased by customers of brokers-dealers or other financial intermediaries ("Service Agents") which have established a share-holder servicing relationship with the Fund on behalf of their customers. Service Agents may impose additional or different conditions on purchases or redemptions of Portfolio shares and may charge transaction or other account fees. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding additional or different purchase or redemption conditions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. Amounts paid to Service Agents may include transaction fees and/or service fees paid by the Fund from the Fund assets attributable to the Service Agent, which would not be imposed if shares of the Portfolio were pur-chased directly from the Fund or the Distributor. Service Agents may provide shareholder services to their customers that are not available to a share-holder dealing directly with the Fund. A salesperson and any other person en-titled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in the Fund.

  Service Agents, or if applicable, their designees, that have entered into agreements with the Fund or its agent may enter confirmed purchase or redemp-tion orders on behalf of clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by the Fund's Sub-Transfer Agent, Chase Global Funds Services Company by such time, the Service Agent could be held liable for resulting fees or losses. A Portfolio may be deemed to have received a purchase or re-demption order when a Service Agent, or, if applicable, its authorized desig-nee, accepts the order. Orders received by the Fund in proper form will be priced at the Portfolio's net asset value next computed after they are ac-cepted by the Service Agent or its authorized designee. Service Agents are re-sponsible to their customers and the Fund for timely transmission of all sub-scription and redemption requests, investment information, documentation and money.

INITIAL INVESTMENTS
  BY MAIL

  . Complete and sign an Account Registration Form and mail it together with a check made payable to "UAM Funds" to:

                                UAM Funds Trust
                           UAM Funds Service Center
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

  Payment for purchases of shares received by mail will be credited to an ac-count at the next share price calculated for the Portfolio after receipt. Pay-ment does not need to be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before the Fund will accept it for investment. The Fund will not accept third-party checks to purchase shares of the Portfolios. If you purchase shares by check, please be sure that your check is made payable to "UAM Funds."

  BY WIRE
  . Telephone the UAM Funds Service Center and provide the account name, ad-dress, telephone number, social security or taxpayer identification num-ber, Portfolio selected, amount being wired and the name of the bank wiring the funds. The call must be received prior to the close of regu-lar trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) to receive that day's price. An account number and a wire control number will then be provided to you, in addition to wiring in-structions. Next,

  . Instruct your bank to wire the specified amount to the Fund's Custodian:

                           The Chase Manhattan Bank
                                ABA #021000021
                                   UAM Funds
                             DDA Acct. #9102772952
                          Ref: Portfolio Name ______________
                          Your Account Number _______________
                           Your Account Name _______________
                          Wire Control Number _______________
                    (assigned by UAM Funds Service Center)

  . Forward a completed Account Registration Form to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the NYSE and the Custodian Bank are open for business.

  . To be sure that a bank wire order is received on the same day it is sent, investor's bank should wire funds as early in the day as possible. The bank sending funds may charge for this service. The Fund's agent re-serves the right to charge investors for receipt of wired funds, but no charge is currently imposed for this service. It is necessary to obtain a new wire control number every time money is wired into an account in a Portfolio. Wire control numbers are effective for one transaction only and cannot be used more than once. Wired money that is not properly identified with a currently effective wire control number will be re-turned to the bank from which it was wired and will not be credited to the shareholder's account.

ADDITIONAL INVESTMENTS
  Additional investments can be made at any time. The minimum additional in-vestment is $100. Shares can be purchased at net asset value by mailing a check made payable to "UAM Funds" to the above address or by wiring money to the Custodian Bank using the instructions outlined above. When making additional investments, be sure that the account number, account name and the Portfolio to be purchased are identified on the check or wire. Prior to wiring addi-tional investments, notify the UAM Funds Service Center by calling the number on the cover of this Prospectus. Mail orders should include, when possible, the "Invest by Mail" stub which accompanies any Fund confirmation statement.

PURCHASE BY AUTOMATED CLEARING HOUSE
  If you have made this election, shares of the Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application. This option must be estab-lished on your account at least 15 days prior to your initiating an ACH trans-action. (see "SHAREHOLDER SERVICES -- AUTOMATIC INVESTMENT PLAN.")

OTHER PURCHASE INFORMATION
  Investments received by the close of regular trading on the NYSE (generally 4 p.m. Eastern Time) will be invested at the share price calculated after the NYSE closes on that day. Investments received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open. The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of manage-ment, such suspension or rejection is in the best interests of the Fund. The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market move-ments. A pattern of frequent purchases can be disruptive to efficient portfo-lio management and, consequently, can be detrimental to a Portfolio's perfor-mance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any purchase request with respect to such investor's account. Such investor also may be barred from purchasing other Portfolios of the Fund. Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

IN-KIND PURCHASES
  If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio, as de-scribed in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by a Portfo-lio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights pertaining to such securi-ties shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an inkind purchase will be acquired for investment and not for immediate re-sale.

  The Fund will not accept securities in exchange for shares of a Portfolio unless:

  . at the time of exchange, such securities are eligible to be included in the Portfolio (current market quotations must be readily available for such securities);

  . the investor represents and agrees that all securities offered to be ex-changed are liquid securities and not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, or other-wise; and

  . the value of any such securities (except U.S. Government securities) be-ing exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio im-mediately after the transaction.

  Investors who are subject to federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of secu-rities exchanged. Investors interested in such exchanges should contact the Adviser.

                             REDEMPTION OF SHARES

  Shares of the Portfolio may be redeemed by mail or telephone at any time, at the net asset value of the Portfolio next determined after receipt of the re-demption request. Any redemption may be more or less than the purchase price of the shares depending on the market value of investment securities held by the Portfolio.

BY MAIL
  Address requests for redemption to the UAM Funds Service Center. Requests to redeem shares must include:

  . share certificates, if issued;

  . a letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

  . any required signature guarantees (see "SIGNATURE GUARANTEES"); and

  . any other necessary legal documents, if required, in the case of es-tates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE
  A redemption request by telephone requires the following:

  . establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Account Registration Form; and

  . call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

  The following tasks cannot be accomplished by telephone:

  . changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed);

  . redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include re-quiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written in-structions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent do not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by tele-phone that it reasonably believes to be genuine.

SIGNATURE GUARANTEES
  Signature guarantees are required for the following redemptions:

  . redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

  . redemptions where the proceeds are to be sent to someplace other than the registered address; or

  . share transfer requests.

  Signature guarantees will be accepted from any eligible guarantor institu-tion which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securi-ties exchanges, registered securities associations, clearing agencies and sav-ings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION
  The Fund ordinarily will make payment for all shared redeemed within seven days after receipt by the UAM Funds Service Center or a redemption request in proper form. Although the Fund will redeem shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a pe-riod of up to fifteen days after their purchase, pending determination that the check has cleared. Investors should consider purchasing shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds. The Fund may suspend the right of redemption or post-pone the date at times when either the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  If the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemp-tions.

  The Portfolio reserves the right to liquidate any account that is below fifty percent of the required minimum initial investment amount for a Portfo-lio as set forth in the Prospectus, where the reduction in value has occurred due to a redemption or exchange out of the account. If at any time your total investment does not have a value of at least fifty percent of the required minimum initial investment amount, you may be notified that the value of your account is below the Portfolio's minimum account balance requirement. You would then be allowed 60 days to make an additional investment before the ac-count is liquidated. Retirement accounts and certain other accounts will not be subject to automatic liquidation. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE
  Institutional Class Shares of the Portfolio may be exchanged for Institu-tional Class Shares of any other UAM Funds Portfolio. See the list of Portfo-lios of the UAM Funds at the end of this Prospectus. Exchange requests should be made by contacting the UAM Funds Service Center.

  Any exchange will be based on the net asset value of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. Call the UAM Funds Service Center for a copy of the Prospectus for the Portfolio(s) in which you are interested. Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence.

  Exchange requests may be made either by mail or telephone. Telephone ex-changes will be accepted only if the certificates for the shares to be ex-changed have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to the close of regular trading on the NYSE (generally 4 p.m. Eastern Time) will be processed as of the close of business on the same day. Requests received after the close of regular trading on the NYSE will be processed on the next busi-ness day. The Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange re-quest. If the Fund's management determines that an investor is engaged in ex-cessive trading, the Fund, with or without prior notice may reject in whole or part any exchange request, with respect to such investor's account. Such in-vestors also may be barred from exchanging into other Portfolios of the Fund. For additional information regarding responsibility for the authenticity of telephoned instructions, see "REDEMPTION OF SHARES -- BY TELEPHONE" above. An exchange into another UAM Funds portfolio is a sale of shares and may result in a gain or loss for income tax purposes.

AUTOMATIC INVESTMENT PLAN
  An Automatic Investment Plan permits shareholders of a Portfolio with a min-imum value of $2,500 or more to purchase shares automatically (minimum of $100 per transaction) at regular intervals selected by the shareholder. Provided the shareholder's bank or other financial institution allows automatic with-drawals, shares are purchased by transferring funds via the Automated Clearing House ("ACH"). Investment made through ACH will be automatically transferred from a shareholder's checking, bank money market or NOW account designated by the shareholder. Such withdrawals are made electronically, if the sharehold-er's bank or financial institution so permits, or by pre-authorized checks or drafts drawn on the shareholder's bank or other account. The bank or financial institution must be a member of ACH. At the shareholder's option, the account designated will be debited in the specified amount, and shares will be pur-chased monthly or quarterly.

  To establish an Automatic Investment Plan, a shareholder must complete the Optional Services Form available from the UAM Funds Service Center at 1-800-638-7983 and mail it to Chase Global Funds Service Company. A shareholder may cancel his/her participation or change the amount of purchase at any time by mailing written notification to Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Notification generally will be effective three business days following receipt. The Fund may modify or terminate this privi-lege at any time, or may charge a service fee, although no such fee is contem-plated.

SYSTEMATIC WITHDRAWAL PLAN
  Any shareholder whose account balance totals at least $10,000 may establish a Systematic Withdrawal Plan under which an amount pre-determined by the shareholder (but at least $100) is automatically redeemed form the sharehold-er's account either monthly or quarterly. A shareholder may participate in the Systematic Withdrawal Plan by using ACH. Redemption made through ACH will be automatically transferred to the shareholder's bank or other similar financial institution account or a properly designated third party. The bank or finan-cial institution must be a member of ACH. Redemptions ordinarily are made on the third business day of the month and payments ordinarily will be transmit-ted within five business days after the redemption date. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance systematic withdrawal payments of a given amount will vary from payment to payment. If a shareholder owns shares in more than one Portfolio, the shareholder must des-ignate the Portfolio from which the redemptions under a Systematic Withdrawal Plan should be made. An additional sheet may be attached to the Optional Serv-ices Form if a shareholder selects more than one Portfolio. A Systematic With-drawal Plan may be terminated or suspended at any time by the Fund. A share-holder may elect at any time, in writing, to terminate participation in the Systematic Withdrawal Plan. Such written election must be sent to and received by the Fund before a termination becomes effective. There is currently no charge to the shareholder for a Systematic Withdrawal Plan.

                              VALUATION OF SHARES

  The net asset value of each class of a Portfolio is determined by dividing the value of the Portfolio's assets attributable to the class, less any lia-bilities attributable to the class, by the number of shares outstanding at-tributable to the class. The net asset value per share of each class of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

  Equity securities listed on a securities exchange for which market quota-tions are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed secu-rities not traded on the valuation date for which market quotations are read-ily available are valued neither exceeding the current asked prices nor less than the current bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the overthecounter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturi-ties of 60 days or less are valued at amortized cost when the Board of Trust-ees determines that amortized cost reflects fair value.

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                           PERFORMANCE CALCULATIONS

  The Portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Yield and total return are calcu-lated separately for each class of a portfolio.

  Yield refers to the income generated by an investment in the Portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the in-come actually paid to shareholders.

  Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cu-mulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of re-turn that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  Performance will be calculated separately for Institutional Class and Serv-ice Class Shares. Dividends paid by the Portfolio with respect to Institu-tional Class and Service Class Shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service and distribution fees relating to Service Class Shares will be borne exclusively by that class.

  The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further de-scribed in the Portfolio's SAI. This information may also be included in sales literature and advertising.

  The Portfolio's Annual Report to Shareholders for the most recent fiscal year end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge. Con-tact the UAM Funds Service Center at the address or telephone number on the cover of this Prospectus.

               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income (for tax purposes) to shareholders in quarterly dividends. If any net capital gains are realized, the Portfolio will normally distribute them annually.

  All dividends and capital gains distributions will be automatically rein-vested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive the distributions in cash.

FEDERAL TAXES
  The Portfolio intends to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, for federal in-come tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders in the form of dividends. To do this, the Portfolio must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

  Dividends paid by the Portfolio from net investment income, whether in cash or reinvested in shares, are taxable to shareholders as ordinary income. Short-term capital gains will be taxed as ordinary income. Long-term capital gains distributions are taxed as long-term capital gains. Shareholders will be notified annually of dividend income earned for tax purposes.

  Dividends declared in October, November and December to shareholders of rec-ord in such a month and paid in January of the following year will be treated as if they had been paid by the Fund and received by the shareholders on De-cember 31.

  The Fund is required by federal law to withhold 31% of reportable payments paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify that your Social Security or Taxpayer Identification Number you have provided is correct and that either you are not currently subject to backup withholding or you are exempt from backup withholding. This certification must be made on the Account Registra-tion Form or on a separate form supplied by the Fund.

  Dividends and interest received by the Portfolio may give rise to withhold-ing and other taxes imposed by foreign countries. These taxes reduce the Port-folio's dividends but are included in the taxable income reported on your tax statement if the Portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deduc-tions and credits for foreign taxes.

                              INVESTMENT ADVISER

  Pacific Financial Research, Inc., ("PFR") (the "Adviser"), a Massachusetts corporation, is located at 9601 Wilshire Boulevard, Suite 800, Beverly Hills, California 90210. The Adviser is a wholly-owned subsidiary of United Asset Management Corporation ("UAM") and has been providing investment management services to corporations, pension funds, endowments, foundations, individuals and institutions since 1981. As of the date of this Prospectus, the Adviser had over $5.5 billion in assets under management.

  The Portfolio is managed by a team of investment professionals. This team is primarily responsible for the daytoday management of the Portfolio and a de-scription of their academic background and business experience follows:

  JAMES GIPSON -- Jim received his B.A. and M.A. degrees in Economics with honors from the University of California, Los Angeles, and his M.B.A. degree with honors from Harvard Business School. Before entering the investment in-dustry, he served as an officer in the U.S. Navy and as a consultant for McKinsey & Co. Before founding PFR in 1980, he was a portfolio manager at Source Capital Co. and at Batterymarch Financial. He authored Wining the In-vestment Game: A Guide for All Seasons. Jim is President and is a principal of PFR.

  MICHAEL SANDLER -- Michael received his B.B.A. with distinction, M.B.A. and J.D. degrees from the University of Iowa. He spent two years with Interna-tional Harvester as a Manager of Asset Redeployment and one year with Enter-prise Systems, Inc. as Vice President of Business Development. Michael is a member of the Iowa Bar. He joined PFR as an analyst in 1984. He currently serves as Vice President and Portfolio Manager and is a principal of PFR.

  BRUCE VEACO -- Bruce graduated summa cum laude from the University of Cali-fornia, Los Angeles with a B.A. degree in Economics. He spent five years as a certified public accountant in the Los Angeles office of Price Waterhouse where he was an Audit Manager. Bruce received his M.B.A. degree from Harvard Business School before joining PFR in 1986 as an analyst. He currently serves as Vice President and Portfolio Manager and is a principal of PFR.

  DOUGLAS GREY -- Doug received his B.E. cum laude in Mechanical/Materials En-gineering and Economics from Vanderbilt University, and his M.B.A. from the University of Chicago. He was a General Motors Scholar and worked for General Motors as a design analysis engineer. Doug joined PFR as an analyst in 1986. He currently serves as Vice President and Portfolio Manager and is a principal of PFR.

  PETER QUINN -- Peter received his B.S. degree in Finance from Boston College and his M.B.A. degree from the Peter F. Drucker Management Center at the Claremont Graduate School. He joined PFR as Research Associate in 1987. He currently serves as Vice President and Portfolio Manager and is a principal of PFR.

  Under an Investment Advisory Agreement (the "Agreement") with the Fund,
dated as of     , 1998, the Adviser manages the investment and reinvestment of the assets of the Portfolio. The Adviser must adhere to the stated investment objectives and policies of the Portfolio, and is subject to the control and supervision of the Fund's Board of Trustees.

  As compensation for its services as an Adviser, the Portfolio pays the Ad-viser an annual fee in monthly installments by applying the following annual percentage rates to the Portfolio's average daily net asset:

  1.00% of the first $500 million of Portfolio's average daily net assets; 0.95% of the next $500 million of Portfolio's average daily net assets; 0.90% of the Portfolio's average daily net assets over $1 billion.

  Until further notice, the Adviser has voluntarily agreed to waive a portion of its advisory fees or assume certain expenses of the Portfolio so that the total operating expenses of the Portfolio do not exceed 1.40%. The Adviser in-tends to maintain this expense limitation through the initial fiscal year of the Portfolio, but may change or cancel it at any time.

  The Adviser may compensate its affiliated companies for referring investors to the Portfolio. The Distributor, UAM, the Adviser, or any of their affili-ates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, recordkeeping and/or other services per-formed with respect to the Fund, a Portfolio or any Class of Shares. Payments made for any of these purposes may be made from its revenues, its profits or any other source available to it. When such service arrangements are in ef-fect, they are made generally available to all qualified service providers.

  The Distributor, the Adviser, and certain of their affiliates also partici-pate, at the date of this prospectus, in an arrangement with Smith Barney Inc. under which Smith Barney provides certain defined contribution plan marketing and shareholder services of its Consulting Group and receives .15 of 1% of the daily net asset value of Institutional Class Shares held by Smith Barney's el-igible customer accounts in addition to amounts payable to all selling deal-ers.

                       ADVISER'S HISTORICAL PERFORMANCE

  Below are certain performance data provided by the Adviser pertaining to the "95+ Equity" composite of separately managed accounts of the Adviser that are managed with substantially similar (although not necessarily identical) objec-tives, policies and strategies as those of the Portfolio. The investment re-turns of the Portfolio will differ from those of the separately managed ac-counts because such separately managed accounts will have fees and expenses that differ from those of the Portfolio. Further, the separately managed ac-counts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and Internal Revenue Code; such conditions, if applicable, may have lowered the returns for separately managed accounts. The results presented are not intended to predict or suggest the re-turn to be experienced by the Portfolio or the return an investor might achieve by investing in the Portfolio.

         PACIFIC FINANCIAL RESEARCH, INC. 95+ EQUITY COMPOSITE RETURNS
                  (PERCENTAGE RETURNS NET OF MANAGEMENT FEES)

                                                PACIFIC FINANCIAL
                                                 RESEARCH, INC.   S&P 500 INDEX
                                                ----------------- -------------
Total returns for calendar years ended:
 1997..........................................        39.0%           33.4%
 1996..........................................        24.3%           23.0%
 1995..........................................        48.4%           37.6%
 1994..........................................        -1.7%            1.3%
 1993..........................................         9.8%           10.1%
 1992..........................................        19.1%            7.6%
 1991**........................................        12.8%            8.4%
Average annual returns for:
 Quarter ended 3/31/98.........................        10.7%           14.0%
 1 year ended 3/31/98..........................        48.9%           48.0%
 3 years ended 3/31/98.........................        36.1%           32.8%
 5 years ended 3/31/98.........................        24.4%           22.4%
 From inception* through 3/31/98...............        24.3%           20.4%
 Cumulative total return (9/30/98 through
   3/31/98.....................................       311.2%          234.4%
 Value of $1 invested from 9/30/98 to 3/31/98..      $ 4.11          $ 3.34

-----------
 *Inception date: 9/30/91
**4th quarter only
Notes:
1. The annualized return is calculated from monthly data, allowing for com-pounding. The market value of each account in the composite was the sum of the account's total assets, including cash, cash equivalents, short term investments, and securities valued at current market prices.
2. The S&P 500 is an unmanaged index which assumes reinvestment of dividends and is generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite performance numbers set forth above.

3. The Adviser's average annual management fee over the period from October 1, 1991 through March 31, 1998 was approximately 0.65% or 65 basis points. During the period, fees on the Adviser's individual accounts ranged from 0.52% to 0.90% (52 basis points to 90 basis points). Net re-turns to investors vary depending on the management fee.

                            ADMINISTRATIVE SERVICES

  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, is re-sponsible for performing and overseeing administrative, fund accounting, divi-dend disbursing and transfer agent services provided to the Fund and its Port-folios. UAMFSI's principal office is located at 211 Congress Street, Boston, MA 02110. UAMFSI has subcontracted some of these services to Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, by a Mutual Funds Service Agreement dated April 15, 1996. CGFSC is located at 73 Tremont Street, Boston, MA 02108.

  The Portfolio pays UAMFSI a two part monthly fee: a Portfolio-specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The following Portfolio-specific fee is calculated from the ag-gregate net assets of the Portfolio:

                                                                           RATE
                                                                           ----
   The Clipper Focus Portfolio............................................ 0.04%

  CGFSC's monthly fee for its services is calculated on an annualized basis as follows:

  0.19 of 1% of the first $200 million of combined UAM Funds assets;
  0.11 of 1% of the next $800 million of combined UAM Funds assets;
  0.07 of 1% of combined UAM Funds assets in excess of $1 billion but less than $3 billion;
  0.05 of 1% of combined UAM Funds assets in excess of $3 billion.

  Fees are allocated among the Portfolios on the basis of their relative as-sets and are subject to a graduated minimum fee schedule per Portfolio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

                                  DISTRIBUTOR

  UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, with its principal office located at 211 Congress Street, Boston, MA 02110, distributes shares of the Fund. Under the Distribution Agreement (the "Agreement"), the Distributor, as agent of the Fund, agrees to use its best efforts as sole dis-tributor of

Fund shares. The Distributor does not receive any fee or other compensation under the Agreement with respect to the Shares offered in this Prospectus. The Agreement continues in effect as long as it is approved at least annually by the Fund's Board of Trustees. Those approving the Agreement must include a ma-jority of Trustees who are neither parties to the Agreement nor interested persons of any such party. The Agreement provides that the Fund will bear costs of registration of its shares with the SEC and various states as well as the printing of its prospectuses, its SAIs and its reports to shareholders.

                            PORTFOLIO TRANSACTIONS

  The Advisory Agreement authorizes the Adviser to select the brokers or deal-ers that will execute the purchases and sales of investment securities for the Portfolio. The Agreement directs the Adviser to use its best efforts to obtain the best available price and most favorable execution for all transactions of the Portfolio. If consistent with the interests of the Portfolio, the Adviser may select brokers on the basis of research, statistical and pricing services these brokers provide to the Portfolio in addition to required Adviser servic-es. Such brokers may be paid a higher commission than that which another qual-ified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall re-sponsibility of the Adviser to the Portfolio and the Adviser's other clients. Although not a typical practice, the Adviser may place portfolio orders with qualified broker-dealers who refer clients to the Adviser.

  If a purchase or sale of securities is consistent with the investment poli-cies of the Portfolio and one or more other clients served by the Adviser are considering a purchase at or about the same time, transactions in such securi-ties will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for al-locating such transactions, allocations are subject to periodic review by the Fund's Trustees.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS
  The Fund was organized as a Delaware business trust on May 18, 1994 under the name "The Regis Fund II." On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial inter-est, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without fur-ther action by shareholders.

  At its discretion, the Board of Trustees may create additional Portfolios and classes of shares. The shares of the Portfolio are fully paid and nonas-sessable, and have no preference as to conversion, exchange, dividends, re-tirement or other features and have no pre-emptive rights. They have noncumulative voting rights, which means that holders of more than 50% of shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then stand-ing in his or her name on the books of the Fund.


  Both Institutional Class and Institutional Service Class Shares represent an interest in the same assets of a Portfolio. Service Class Shares bear certain expenses related to shareholder servicing, and may bear expenses related to distribution of such shares. Service Class shares have exclusive voting rights for matters relating to such distribution expenditures. The Board of Trustees of the Fund has authorized a third class of shares, Advisor Class Shares, which is not currently being offered by this Portfolio. For information about the Service Class Shares of the Portfolio, contact the UAM Funds Service Cen-ter.

  Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the hold-ers of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters to the extent required by the undertaking.

CUSTODIAN
  The Chase Manhattan Bank, N.A. serves as Custodian of the Fund's assets.

INDEPENDENT ACCOUNTANTS
  Price Waterhouse LLP serves as the independent accountant for the Fund.

REPORTS
  Shareholders receive unaudited semi-annual financial statements and annual financial statements audited by PricewaterhouseCoopers LLP.

SHAREHOLDER INQUIRIES
  Shareholder inquiries may be made by contacting the UAM Funds Service Center at the address or telephone number on the cover of this Prospectus.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF AD-DITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTI-TUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                    UAM FUNDS -- INSTITUTIONAL CLASS SHARES

Acadian Emerging Markets Portfolio
Acadian International Equity Portfolio
BHM&S Total Return Bond Portfolio
Chicago Asset Management Intermediate Bond Portfolio
Chicago Asset Management Value/Contrarian Portfolio
C&B Balanced Portfolio
C&B Equity Portfolio
C&B Equity Portfolio for Taxable Investors
C&B Mid Cap Equity Portfolio
DSI Balanced Portfolio
DSI Disciplined Value Portfolio
DSI Limited Maturity Bond Portfolio
DSI Money Market Portfolio
FMA Small Company Portfolio
FPA Crescent Portfolio
Hanson Equity Portfolio
ICM Equity Portfolio
ICM Fixed Income Portfolio
ICM Small Company Portfolio
IRC Enhanced Index Portfolio
Jacobs International Octagon Portfolio
MJI International Equity Portfolio
McKee Domestic Equity Portfolio
McKee International Equity Portfolio
McKee Small Cap Equity Portfolio
McKee U.S. Government Portfolio
NWQ Balanced Portfolio
NWQ Small Cap Value Portfolio
NWQ Special Equity Portfolio
NWQ Value Equity Portfolio
Rice, Hall, James Small Cap Portfolio
Rice, Hall, James Small/Mid Cap Portfolio
SAMI Preferred Stock Income Portfolio
Sirach Bond Portfolio
Sirach Equity Portfolio
Sirach Fixed Income Portfolio
Sirach Growth Portfolio
Sirach Special Equity Portfolio
Sirach Strategic Balanced Portfolio
Sterling Partners' Balanced Portfolio
Sterling Partners' Equity Portfolio
Sterling Partners' Small Cap Value Portfolio
TS&W Balanced Portfolio
TS&W Equity Portfolio
TS&W Fixed Income Portfolio
TS&W International Equity Portfolio

UAM Funds Service Center

c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02209-2798
1-800-638-7983

Investment Adviser
Pacific Financial Research, Inc.
9601 Wilshire Boulevard, Suite 800
Beverly Hills, CA 90210

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110


















PROSPECTUS
Date

                                   UAM Funds

                                   Prospectus

                                   ________, 1998

-----------------------
Clipper Focus Portfolio
--------------------------------------------------------------------------------
Institutional Service Class Shares











                                                        UAM

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Fund Expenses..............................................................   2
Prospectus Summary.........................................................   4
Risk Factors...............................................................   5
Investment Objective.......................................................   5
Investment Policies........................................................   5
Other Investment Policies..................................................   7
Investment Limitations.....................................................  10
Purchase of Shares.........................................................  11
Redemption of Shares.......................................................  15
Service and Distribution Plans.............................................  18
Shareholder Services.......................................................  19
Valuation of Shares........................................................  21
Performance Calculations...................................................  22
Dividends, Capital Gains Distributions and Taxes...........................  22
Investment Adviser.........................................................  23
Adviser's Historical Performance...........................................  25
Administrative Services....................................................  26
Distributor................................................................  27
Portfolio Transactions.....................................................  27
General Information........................................................  28
UAM Funds -- Service Class Shares..........................................  30

UAM FUNDS                   CLIPPER FOCUS PORTFOLIO

                            INSTITUTIONAL SERVICE CLASS SHARES

-------------------------------------------------------------------------------

                           PROSPECTUS --     , 1998

  UAM Funds Trust (the "Fund") is an open-end, management investment company known as a "mutual fund." The Fund consists of multiple series (known as "Portfolios") each of which has different investment objectives and policies. The Clipper Focus Portfolio currently offers two separate classes of shares:
Institutional Class Shares and Institutional Service Class Shares ("Service Class Shares"). Shares of each class represent equal, pro rata interests in a Portfolio and accrue dividends in the same manner except that Service Class Shares bear fees payable by the class (at the rate of .25% per annum) to fi-nancial institutions for services they provide to the owners of such shares (See "SERVICE AND DISTRIBUTION PLANS"). The securities offered in this Pro-spectus are Institutional Service Class Shares of one non-diversified, no-load Portfolio of the Fund managed by Pacific Financial Research, Inc.

  THE CLIPPER FOCUS PORTFOLIO. The objective of the Portfolio (the "Portfo-lio") is to provide long-term growth of capital. The Portfolio seeks to achieve its objective by investing in a concentrated portfolio of the stocks that, in the opinion of the Adviser, are undervalued.

  There can be no assurance the Portfolio will achieve its stated objective.

  Keep this Prospectus for future reference. It contains information that you should know before you invest. A "Statement of Additional Information" (SAI) containing additional information about the Clipper Focus Portfolio has been
filed with the Securities and Exchange Commission. The SAI is dated        and
has been incorporated by reference into this Prospectus. For a free copy of the SAI, contact the UAM Funds Service Center at 1-800-638-7983.

 THESE  SECURITIES HAVE NOT  BEEN APPROVED OR  DISAPPROVED BY THE  SECURITIES
   AND EXCHANGE COMMISSION, NOR HAS  THE SECURITIES AND EXCHANGE COMMISSION
     PASSED UPON THE ACCURACY OR  ADEQUACY OF THIS PROSPECTUS. ANY  REPRE-
      SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 FUND EXPENSES

  The following table illustrates expenses and fees that a shareholder of the Portfolio's Institutional Service Class Shares would incur. The Portfolio does not charge shareholder transaction fees. However, transaction fees may be charged if a broker-dealer or other financial intermediary deals with the Fund on your behalf. (See "PURCHASE OF SHARES.")

                       SHAREHOLDER TRANSACTION EXPENSES

                                                            THE CLIPPER FOCUS
                                                                PORTFOLIO
                                                          INSTITUTIONAL SERVICE
                                                               CLASS SHARES
                                                          ---------------------
   Sales Load Imposed on Purchases.......................          NONE
   Sales Load Imposed on Reinvested Dividends............          NONE
   Deferred Sales Load...................................          NONE
   Redemption Fees.......................................          NONE
   Exchange Fee..........................................          NONE

                        ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                            THE CLIPPER FOCUS
                                                                PORTFOLIO
                                                          INSTITUTIONAL SERVICE
                                                              CLASS SHARES
                                                          ---------------------
   Investment Advisory Fees (After Fee Waiver)...........         0.98%*
   12b-1 Fees (Including Shareholder Servicing Fees)**...         0.25%
   Other Expenses........................................         0.42%
                                                                  ----
   Total Operating Expenses (After Fee Waiver)...........         1.65%*
                                                                  ====

-----------
 * The adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses otherwise payable by the Portfolio to reduce expense ratios. As of the date of this prospectus, the Adviser has agreed to keep the Portfolio's Institutional Service Class Shares Total Fund Operating Ex-penses from exceeding 1.65%. Absent the Adviser's fee waiver, Investment Advisory Fees would be 1.00% and Total Operating Expenses would be 1.67%. The Adviser may change or terminate these voluntary expense arrangements at any time.

  The table shows various fees and expenses an investor would bear directly or indirectly. See "SERVICE AND DISTRIBUTION PLANS" for more information on the various costs and expenses of the Portfolio. The expenses and fees set forth above for the Portfolio are based on estimates for the initial fiscal period of the Portfolio's Institutional Class shares, except that such in-formation has been restated to reflect 12b-1 fees. For purposes of calculating the fees set forth above, the table assumes that the Portfolio's average daily net assets will be $100 million.

** Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Associa-tion of Securities Dealers Inc. (See "SERVICE AND DISTRIBUTIONS PLANS").

EXAMPLE

  The following example illustrates expenses a shareholder would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period. The Portfolio charges no redemption fees of any kind.

                                                               1 YEAR 3 YEARS
                                                               ------ -------
   The Clipper Focus Portfolio Institutional Service Class
     Shares...................................................  $17     $52

  THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EX-PENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

NOTE TO EXPENSE TABLE
  The information set forth in the above table and example relates only to Service Class Shares of the Portfolio, which shares are subject to different total fees and expenses than Institutional Class Shares. Broker-dealers or other financial intermediaries ("Service Agents") may charge other fees to their customers who are beneficial owners of Service Class Shares in connec-tion with their customer accounts. See "SERVICE AND DISTRIBUTION PLANS."

                              PROSPECTUS SUMMARY

  Please read the complete Prospectus before investing. If you have any ques-tions after reading the Prospectus, please contact the UAM Funds Service Cen-ter at 1-800-638-7983.

INVESTMENT ADVISER
  Pacific Financial Research, Inc., the investment adviser to the Portfolio, has been in the investment management business since 1980. Pacific Financial Research provides investment advice to corporations, pension funds, endow-ments, foundations, and individuals. The Adviser currently manages over $5.5 billion in assets. (See "INVESTMENT ADVISER.")

PURCHASE OF SHARES
  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), to investors at net asset value without a sales commission. Share purchases may be made by sending investments directly to the Fund. The minimum initial investment is $2,500. The minimum for subsequent investments is $100. The minimum initial investment for IRA accounts is $500. The minimum initial investment for spousal IRA accounts is $250. Certain exceptions to the initial or minimum investment amounts may be permitted by the officers of the Fund. (See "PURCHASE OF SHARES.")

DIVIDENDS AND DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income in quarterly dividends. The Portfolio will distribute any realized net capital gains annually. Distributions will be reinvested in Portfolio shares automatically unless an investor elects to receive cash distributions. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES.")

REDEMPTIONS AND EXCHANGES
  Shares of the Portfolio may be redeemed at any time, without cost, at the net asset value of the Portfolio next determined after receipt of the redemp-tion request. The redemption price may be more or less than the purchase price. Shares of the Portfolio may be exchanged for shares of the same class of any other Portfolio of the UAM Funds. (See "REDEMPTION OF SHARES" and "EX-CHANGE PRIVILEGE.")

ADMINISTRATIVE SERVICES
  UAM Fund Services Inc. ("UAMFSI"), a wholly-owned subsidiary of United Asset Management Corporation, is responsible for performing and overseeing adminis-tration, fund accounting, dividend disbursing and transfer agency services provided to the Fund and its Portfolios by third-party service providers. (See "ADMINISTRATIVE SERVICES.")

                                 RISK FACTORS

  The value of a Portfolio's shares will fluctuate in response to changes in market and economic conditions as well as the financial conditions and pros-pects of the issuers in which a Portfolio invests. Prospective investors should consider the following: (1) the Portfolio may invest in securities of foreign issuers, which will be subject to additional risk factors not applica-ble to securities of U.S. issuers (See "INVESTMENT POLICIES -- FOREIGN INVEST-MENTS"); (2) in general, the Portfolio will not trade for short-term profits, but when circumstances warrant, investments may be sold without regard to the length of time held. High rates of portfolio turnover may result in additional transaction costs and the realization of capital gains (See "PORTFOLIO TURN-OVER"); (3) the Portfolio may use various investment practices, including in-vesting in repurchase agreements, when-issued, forward delivery and delayed settlement securities and lending of securities (See "OTHER INVESTMENT POLI-CIES"); (4) since the Portfolio is non-diversified and may invest in a smaller number of issuers, the value of the Portfolio's shares may fluctuate more than other mutual funds because of changes in financial condition or market assess-ment of a single issuer.

                             INVESTMENT OBJECTIVE

  The objective of the Portfolio is to provide long-term capital growth. The Portfolio seeks to achieve its objective by investing in a concentrated port-folio of the stocks that, in the opinion of the Adviser, are undervalued. There can be no assurance that the Portfolio will achieve its stated objec-tive.

                              INVESTMENT POLICIES

  The Investment Adviser will seek to meet the investment objective of the Portfolio by investing primarily in securities that are considered by the In-vestment Adviser to have potential for long-term capital appreciation. Among such investments, the Portfolio will emphasize the purchase of common stock, convertible long-term corporate debt obligations, convertible preferred stock, and warrants that the Investment Adviser believes are undervalued and appear to offer the potential of furthering the Portfolio's goal of long-term capital growth.

  Balance sheet strength and the ability to generate earnings and free cash flow are the major factors in appraising an investment, and little weight is given to current dividend income. Investors should understand that market risks are inherent in all securities in varying degrees. Therefore, there can be no assurance that the Investment Adviser will be successful in meeting the investment objective of the Portfolio.

  As to any specific investment, the Investment Adviser's investment approach is very research intensive and includes meeting with management, competitors and customers, and preparing detailed valuation models for each company researched. The valuation models attempt to calculate a company's intrinsic value based on private market transactions and discounted cash flow valua-tions. The Investment Adviser focuses on dominant companies generating excess cash flow with good management in industries that are often "out-of-favor" in the investment community. However, there can be no assurance that the judge-ment of the Investment Adviser as to intrinsic value is correct.

  Companies are only added to the Portfolio when their share price trades be-low the Investment Adviser's estimate of intrinsic value. Companies are sold when their share price reaches the Investment Adviser's estimate of intrinsic value. This investment discipline is no guarantee by the Investment Adviser against a loss of capital.

  The Investment Adviser believes that concentrated portfolios produce supe-rior long-term performance. The Investment Adviser concentrates on its best investment ideas; therefore, the Portfolio will be more concentrated than the average equity fund. The Portfolio is defined as a "non-diversified" mutual fund. (See "Investment Limitations".) The Portfolio generally contains between 15 to 35 stocks. These positions are generally held for extended periods of time.

  The Portfolio may invest in special situations in which the Adviser believes the value of the securities of the particular company will appreciate within a reasonable period because of unique circumstances applicable to that company. Special situations affect companies of all sizes and generally occur regard-less of general business conditions or movements of the market as a whole. Special situations might include liquidations, reorganizations, recapitaliza-tions, mergers or temporary financial liquidity restraints, material litiga-tion, technological breakthroughs or temporary production or product introduc-tion problems, natural disaster, sabotage or employee error, new management or management policies, or any other events that could change or temporarily ham-per the ongoing operations of a company. Special situations often involve much greater risk than is inherent in ordinary investment securities. Of course, there is no guarantee that investing in companies subject to special situa-tions will help the Portfolio achieve its objective since the market price of such securities may never reflect any perceived intrinsic values.

  The Adviser expects that a majority of investments in the Portfolio will be in U.S.-based companies, however, from time to time shares of foreign based companies may be purchased if they meet the Portfolio's investment criteria.

  The Adviser expects the Portfolio to remain fully invested and expects that cash reserves will not exceed 5% of the Portfolio's total assets.

                           OTHER INVESTMENT POLICIES

SHORT-TERM INVESTMENTS
  In order to earn a return on uninvested assets, meet anticipated redemp-tions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in domestic and foreign money market instruments including cer-tificates of deposit, bankers acceptances, time deposits, U.S. Government ob-ligations, U.S. Government agency securities, short-term corporate debt secu-rities, and commercial paper rated A-1 or A-2 by Standard & Poor's Ratings Services or Prime-1 or Prime-2 by Moody's Investors Service, Inc. or if unrated, determined by the Adviser to be of comparable quality.

  Time deposits maturing in more than seven days will not be purchased by a Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of a Portfolio. Each Portfolio will not invest in any security issued by a commercial bank unless
(i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, it is a member of the Fed-eral Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an invest-ment quality comparable with other debt securities which may be purchased by each Portfolio.

  The Fund has received permission from the Securities and Exchange Commission (the "SEC") to deposit the daily uninvested cash balances of the Fund's Port-folios, as well as cash for investment purposes, into one or more joint ac-counts and to invest the daily balance of the joint accounts in the following short-term investments: fully collateralized repurchase agreements, interest-bearing or discounted commercial paper including dollar-denominated commercial paper of foreign issuers, and any other short-term money market instruments including variable rate demand notes and tax-exempt money instruments. By en-tering into these investments on a joint basis, a Portfolio may earn a higher rate of return on investments relative to what it could earn individually.

  The Fund has received permission from the SEC for each of its Portfolios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio (See "INVESTMENT COMPANIES").

REPURCHASE AGREEMENTS
  The Portfolio may invest in repurchase agreements collateralized by U.S. Government securities, certificates of deposit, and certain bankers' accept-ances and other securities outlined above under "SHORT-TERM INVESTMENTS." In a repurchase agreement, the Portfolio buys a security and simultaneously commits to sell that security back at an agreed upon price plus an agreed upon market rate of interest. Under a repurchase agreement, the seller is required to maintain the value of securities subject to the agreement at not less than 100% of the repurchase price. The value of the securities will be evaluated daily, and the Adviser will, if necessary, require the seller to maintain additional securities to ensure that the value is in compliance with the previous sentence. The use of repurchase agreements involves certain risks. For example, a default by the seller of the agreement may cause the Portfolio to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Portfolio might also incur disposition costs in liquidating the collateral. While the Fund's management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures. The Fund has received permission from the SEC to pool daily uninvested cash balances of the Fund's Portfolios in order to invest in repurchase agreements on a joint basis. By entering into joint repurchase agreements, the Portfolio may incur lower transaction costs and earn higher rates of interest on joint repurchase agreements. Each Portfolio's contribu-tion would determine its return from a joint repurchase agreement. (See "SHORT-TERM INVESTMENTS.")

LENDING OF SECURITIES
  The Portfolio may lend its investment securities to qualified institutional investors as a means of earning income. The Portfolio will not loan securities to the extent that greater than one-third of its total assets at fair market value would be committed to loans. During the term of a loan, the Portfolio is subject to a gain or loss depending on any increase or decrease in the market price of the securities loaned. Lending of securities is subject to review by the Fund's Board of Trustees. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered by the Adviser in making decisions about securities lending.

  An investment company may pay reasonable negotiated fees in connection with loaned securities so long as such fees are set forth in a written contract and approved by its Board of Trustees. The Portfolio will continue to retain any voting rights with respect to loaned securities. If a material event occurs affecting an investment on loan, the loan must be called and the securities voted.

WHEN-ISSUED, FORWARD DELIVERY AND DELAYED SETTLEMENT SECURITIES
  The Portfolio may purchase and sell securities on a "when-issued," "delayed settlement," or "forward delivery" basis. "When-issued" or "forward delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. When-issued and forward delivery transactions may be expected to occur a month or more be-fore delivery is due. Delayed settlement is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by the Portfolio until it re-ceives payment or delivery from the other party to any of the above transactions. It is pos-sible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. The Portfolio will maintain a sepa-rate account of cash or liquid securities at least equal to the value of pur-chase commitments until payment is made. Such segregated securities will ei-ther mature or, if necessary, be sold on or before the settlement date. Typi-cally, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery is made although the Portfolio may earn income on securities it has deposited in a segregated account.

  The Portfolio engages in these types of purchases in order to buy securities that fit with its investment objectives at attractive prices -- not to in-crease its investment leverage.

PORTFOLIO TURNOVER
  The portfolio turnover rate for the Portfolio is not expected to exceed 75%. In addition to Portfolio trading costs, higher rates of portfolio turnover may result in the realization of capital gains. (See "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES" for more information on taxation.) The Portfolio will not normally engage in short-term trading, but reserves the right to do so.

INVESTMENT COMPANIES
  The Portfolio reserves the right to invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of the investing Portfolio's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other invest-ment company. The Portfolio will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addi-tion to the advisory fee paid by the Portfolio.

  The Fund has received permission from the SEC to allow each of its Portfo-lios to invest, for cash management purposes, the greater of 5% of its total assets or $2.5 million in the Fund's DSI Money Market Portfolio provided that the investment is consistent with the Portfolio's investment policies and re-strictions. Based upon a Portfolio's assets invested in the DSI Money Market Portfolio, the investing Portfolio's adviser will waive its investment advi-sory fee and any other fees earned as a result of the Portfolio's investment in the DSI Money Market Portfolio. The investing Portfolio will bear expenses of the DSI Money Market Portfolio on the same basis as all of its other share-holders.

FOREIGN SECURITIES
  Investing in foreign securities, including ADRs, may involve additional risks and considerations which are not typically associated with investing in securities issued by U.S. companies. Since stocks of foreign companies are normally denominated in foreign currencies, the Portfolio may be affected fa-vorably or unfavorably by changes in currency rates and exchange control regulations, and may incur costs in connection with conversions between various currencies.

  As non-U.S. companies are not generally subject to uniform accounting, au-diting and financial reporting standards and practices comparable to those ap-plicable to U.S. companies, comparable information may not be readily avail-able about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. compa-nies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, in cer-tain foreign countries, there is the possibility of expropriation or confisca-tory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Additionally, there may be difficulty in obtaining and enforcing judgments against foreign is-suers.

  ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or pool of se-curities by a foreign issuer (the "underlying issuer") and deposited with the depositary. While ADRs are U.S. dollar-denominated, the underlying companies are still subject to the risks above.

  ADRs may be "sponsored" or "unsponsored." Sponsored ADRs are established jointly by a depositary and the underlying issuer, whereas unsponsored ADRs may be established by a depositary without participation by the underlying is-suer. Holders of an unsponsored ADR generally bear all the costs associated with establishing the unsponsored ADR. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through to the holders of the unsponsored ADR voting rights with respect to the deposited security or pool of securities.

  Except as specified above and as described under "INVESTMENT LIMITATIONS," the foregoing investment policies are non-fundamental and the Trustees may change such policies without an affirmative vote of a majority of the out-standing voting securities of a Portfolio, as defined in the Investment Com-pany Act of 1940 ("1940 Act").

                            INVESTMENT LIMITATIONS

  The Portfolio will not:
  (a) invest more than 5% of its assets at the time of purchase in the secu-rities of companies that have (with predecessors) a continuous operat-ing history of less than 3 years;
  (b) make loans except by purchasing debt securities in accordance with its investment objective and policies or entering into repurchase agree-ments or by lending its portfolio securities to banks, brokers, deal-ers and other financial institutions so long as the loans are made in compliance with the 1940 Act, as amended, or the rules and regulations or inter-pretations of the SEC;
  (c) (1) borrow, except from banks and as a temporary measure for extraor-dinary or emergency purposes and then, in no event, in excess of 33 1/3% of the Portfolio's gross assets valued at the lower of market or cost, and (2) the Portfolio may not purchase additional securities when borrowings exceed 5% of total assets; or
  (d) pledge, mortgage or hypothecate any of its assets to an extent greater than 33 1/3% of its total assets at fair market value.

  The investment objectives of the Portfolio are non-fundamental and may be changed without shareholder approval. Except for limitations (b), and (c)(1), the Portfolio's investment limitations and policies described in this Prospec-tus and in the SAI are non-fundamental and may be changed by the Fund's Board of Trustees upon reasonable notice to investors. All other investment limita-tions described here and in the SAI are fundamental policies and may be changed only with the approval of the holders of a majority of the outstanding shares of the Portfolio. If a percentage limitation on investment or utiliza-tion of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value or to-tal cost of the Portfolio's assets will not be considered a violation of the restriction.

  The Portfolio may invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in in-struments issued or guaranteed by the U.S. Government and its agencies. This policy is fundamental and may only be changed with shareholder approval.

  The Portfolio is a "non-diversified" mutual fund and therefore is not re-quired to meet any diversification requirements under the Investment Company Act of 1940, as amended. The Fund nevertheless intends to comply with the di-versification standards applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended ("the Code").

                              PURCHASE OF SHARES

  Shares of the Portfolio are offered through UAM Fund Distributors, Inc. (the "Distributor"), without a sales commission at the net asset value per share next determined after an order is received by the Fund and payment is received by the Custodian. (See "VALUATION OF SHARES.") The minimum initial investment required is $2,500. The minimum initial investment for IRA accounts is $500. The minimum initial investment for spousal IRA accounts is $250. Certain ex-ceptions may be permitted by the officers of the Fund.

  The Portfolio issues two classes of shares: Institutional Class and Institu-tional Service Class. The two classes of shares each represent interests in the same port-folio of investments, have the same rights and are identical in all respects, except that the Service Class Shares offered by this Prospectus bear share-holder servicing expenses and may in the future bear distribution plan ex-penses, and have exclusive voting rights with respect to the Rule 12b-1 Dis-tribution Plan pursuant to which the distribution fee may be paid. The two classes have different exchange privileges. (See "SERVICE AND DISTRIBUTION PLANS") The net income attributable to Service Class Shares and the dividends payable on Service Class Shares will be reduced by the amount of the share-holder servicing and distribution fees; accordingly, the net asset value of the Service Class Shares will be reduced by such amount to the extent the Portfolio has undistributed net income.

  Some Service Agents may also impose additional or different conditions or other account fees on the purchase and redemption of Portfolio shares, which are not subject to the Rule 12b-1 Service and Distribution Plans. These may include transaction fees and/or service fees paid by the Fund from the Fund assets attributable to the Service Agent, which would not be imposed if shares of the Portfolio were purchased directly from the Fund or the Distributor. Service Agents may provide shareholder services to their customers that are not available to a shareholder dealing directly with the Fund. Each Service Agent is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regard-ing purchases and redemptions. Shareholders who are customers of Service Agents should consult their Service Agent for information regarding these fees and conditions. A salesperson and any other person entitled to receive compen-sation for selling or servicing Portfolio shares may receive different compen-sation with respect to one particular class of shares over another in the Fund.

  Service Agents, or if applicable, their designees, that have entered into agreements with the Fund or its agent may enter confirmed purchase or redemp-tion orders on behalf of clients and customers, with payment to follow no later than the Portfolio's pricing on the following business day. If payment is not received by the Fund's Sub-Transfer Agent, Chase Global Funds Services Company by such time, the Service Agent could be held liable for resulting fees or losses. A Portfolio may be deemed to have received a purchase or re-demption order when a Service Agent, or, if applicable, its authorized desig-nee, accepts the order. Orders received by the Fund in proper form will be priced at the Portfolio's net asset value next computed after they are ac-cepted by the Service Agent or its authorized designee. Service Agents are re-sponsible to their customers and the Fund for timely transmission of all sub-scription and redemption requests, investment information, documentation and money.

INITIAL INVESTMENTS
  BY MAIL
  . Complete and sign an Account Registration Form and mail it together with a check made payable to "UAM Funds" to:

                                UAM Funds Trust
                           UAM Funds Service Center
                    c/o Chase Global Funds Services Company
                                 P.O. Box 2798
                             Boston, MA 02208-2798

  Payment for purchases of shares received by mail will be credited to an ac-count at the next share price calculated for the Portfolio after receipt. Pay-ment does not need to be converted into Federal Funds (monies credited to the Fund's Custodian Bank by a Federal Reserve Bank) before the Fund will accept it for investment. The Fund will not accept third-party checks to purchase shares of the Portfolios. If you purchase shares by check, please be sure that your check is made payable to "UAM Funds."

  BY WIRE
  . Telephone the UAM Funds Service Center and provide the account name, ad-dress, telephone number, social security or taxpayer identification num-ber, Portfolio selected, amount being wired and the name of the bank wiring the funds. The call must be received prior to the close of regu-lar trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) to receive that day's price. An account number and a wire control number will then be provided to you, in addition to wiring in-structions. Next,

  . Instruct your bank to wire the specified amount to the Fund's Custodian:

                           The Chase Manhattan Bank
                                ABA #021000021
                                   UAM Funds
                             DDA Acct. #9102772952
                          Ref: Portfolio Name _______________
                          Your Account Number _________________
                           Your Account Name ________________
                          Wire Control Number _________________
                    (assigned by UAM Funds Service Center)

  . Forward a completed Account Registration Form to the Fund at the address shown on the form. Federal Funds purchases will be accepted only on a day on which both the NYSE and the Custodian Bank are open for business.

  . To be sure that a bank wire order is received on the same day it is sent, investor's bank should wire funds as early in the day as possible. The bank sending funds may charge for this service. The Fund's agent re-serves the right to charge investors for receipt of wired funds, but no charge is currently imposed for this service. It is necessary to obtain a new wire control number every time money is wired into an account in a Portfolio. Wire control numbers are effective for one transaction only and cannot be used more than once. Wired money that is not properly identified with a currently effective wire control number will be re-turned to the bank from which it was wired and will not be credited to the shareholder's account.

ADDITIONAL INVESTMENTS
  Additional investments can be made at any time. The minimum additional in-vestment is $100. Shares can be purchased at net asset value by mailing a check made payable to "UAM Funds" to the above address or by wiring money to the Custodian Bank using the instructions outlined above. When making addi-tional investments, be sure that the account number, account name and the Portfolio to be purchased are identified on the check or wire. Prior to wiring additional investments, notify the UAM Funds Service Center by calling the number on the cover of this Prospectus. Mail orders should include, when pos-sible, the "Invest by Mail" stub which accompanies any Fund confirmation statement.

PURCHASE BY AUTOMATED CLEARING HOUSE
  If you have made this election, shares of the Portfolio may be purchased via Automated Clearing House ("ACH"). Investors purchasing via ACH should complete the bank information section on the Account Application and attach a voided check or deposit slip to the Account Application . This option must be estab-lished on your account at least 15 days prior to your initiating an ACH trans-action. (see "SHAREHOLDER SERVICES -- AUTOMATIC INVESTMENT PLAN.")

OTHER PURCHASE INFORMATION
  Investments received by the close of regular trading on the NYSE (generally 4 p.m. Eastern Time) will be invested at the share price calculated after the NYSE closes on that day. Investments received after the close of the NYSE will be executed at the price computed on the next day the NYSE is open. The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject purchase orders when, in the judgment of manage-ment, such suspension or rejection is in the best interests of the Fund. The Portfolio is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market move-ments. A pattern of frequent purchases can be disruptive to efficient portfo-lio management and, consequently, can be detrimental to a Portfolio's perfor-mance and its shareholders. Accordingly, if the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may reject in whole or part any purchase request with respect to such investor's account. Such investor also may be barred from purchasing other Portfolios of the Fund. Purchases of a Portfolio's shares will be made in full and fractional shares of the Portfolio calculated to three decimal places. Certificates for fractional shares will not be issued. Certificates for whole shares will not be issued except at the written request of the shareholder.

IN-KIND PURCHASES
  If accepted by the Fund, shares of a Portfolio may be purchased in exchange for securities which are eligible for acquisition by the Portfolio, as de-scribed in this Prospectus. Securities to be exchanged which are accepted by the Fund will be valued as described under "VALUATION OF SHARES" at the next determination of net asset value after acceptance. Shares issued by a Portfo-lio in exchange for securities will be issued at net asset value determined as of the same time. All dividends, interest, subscription, or other rights per-taining to such securities shall become the property of the Portfolio and must be delivered to the Fund by the investor upon receipt from the issuer. Securi-ties acquired through an in-kind purchase will be acquired for investment and not for immediate resale.

  The Fund will not accept securities in exchange for shares of a Portfolio unless:

  . at the time of exchange, such securities are eligible to be included in the Portfolio (current market quotations must be readily available for such securities);

  . the investor represents and agrees that all securities offered to be ex-changed are liquid securities and not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933, or other-wise; and

  . the value of any such securities (except U.S. Government securities) be-ing exchanged together with other securities of the same issuer owned by the Portfolio will not exceed 5% of the net assets of the Portfolio im-mediately after the transaction.

  Investors who are subject to federal taxation upon exchange may realize a gain or loss for federal income tax purposes depending upon the cost of secu-rities exchanged. Investors interested in such exchanges should contact the Adviser.

                             REDEMPTION OF SHARES

  Shares of the Portfolio may be redeemed by mail or telephone at any time, at the net asset value of the Portfolio next determined after receipt of the re-demption request. Any redemption may be more or less than the purchase price of the shares depending on the market value of investment securities held by the Portfolio.

BY MAIL
  Address requests for redemption to the UAM Funds Service Center. Requests to redeem shares must include:

  . share certificates, if issued;

  . a letter of instruction or an assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners of the shares in the exact names in which they are registered;

  . any required signature guarantees (see "SIGNATURE GUARANTEES"); and

  . any other necessary legal documents, if required, in the case of es-tates, trusts, guardianships, custodianships, corporations, pension and profit sharing plans and other organizations.

BY TELEPHONE
  A redemption request by telephone requires the following:

  . establish the telephone redemption privilege (and if desired, the wire redemption privilege) by completing appropriate sections of the Account Registration Form; and

  . call the Fund and instruct that the redemption proceeds be mailed to you or wired to your bank.

  The following tasks cannot be accomplished by telephone:

  . changing the name of the commercial bank or the account designated to receive redemption proceeds (this can be accomplished only by a written request signed by each shareholder, with each signature guaranteed);

  . redemption of certificated shares by telephone.

  The Fund and its Sub-Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and they may be liable for any losses if they fail to do so. These procedures include re-quiring the investor to provide certain personal identification at the time an account is opened, as well as prior to effecting each transaction requested by telephone. In addition, all telephone transaction requests will be recorded and investors may be required to provide additional telecopied written in-structions of such transaction requests. The Fund or Sub-Transfer Agent may be liable for any losses due to unauthorized or fraudulent telephone instructions if the Fund or the Sub-Transfer Agent do not employ the procedures described above. Neither the Fund nor the Sub-Transfer Agent will be responsible for any loss, liability, cost or expense for following instructions received by tele-phone that it reasonably believes to be genuine.

SIGNATURE GUARANTEES
  Signature guarantees are required for the following redemptions:

  . redemptions where the proceeds are to be sent to someone other than the registered shareowner(s);

  . redemptions where the proceeds are to be sent to someplace other than the registered address; or

  . share transfer requests.

  Signature guarantees will be accepted from any eligible guarantor institu-tion which participates in a signature guarantee program. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securi-ties exchanges, registered securities associations, clearing agencies and sav-ings associations. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees.

OTHER REDEMPTION INFORMATION
  The Fund ordinarily will make payment for all shared redeemed within seven days after receipt by the UAM Funds Service Center or a redemption request in proper form. Although the Fund will redeem shares purchased by check before the check clears, payment of the redemption proceeds may be delayed for a pe-riod of up to fifteen days after their purchase, pending determination that the check has cleared. Investors should consider purchasing shares using a certified or bank check or money order if they anticipate an immediate need for redemption proceeds. The Fund may suspend the right of redemption or post-pone the date at times when either the NYSE and Custodian Bank are closed, or under any emergency circumstances determined by the SEC.

  If the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or in part by a distribution in-kind of liquid securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of portfolio securities received in payment of redemp-tions.

  The Portfolio reserves the right to liquidate any account that is below fifty percent of the required minimum initial investment amount for a Portfo-lio as set forth in the Prospectus, where the reduction in value has occurred due to a redemption or exchange out of the account. If at any time your total investment does not have a value of at least fifty percent of the required minimum initial investment amount, you may be notified that the value of your account is below the Portfolio's minimum account balance requirement. You would then be allowed 60 days to make an additional investment before the ac-count is liquidated. Retirement accounts and certain other accounts will not be subject to automatic liquida-tion. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

                        SERVICE AND DISTRIBUTION PLANS

  Under the Service Plan for Service Class Shares, adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund may enter into service agreements with Service Agents (broker-dealers or other financial institutions) who receive fees with respect to the Fund's Service Class Shares owned by shareholders for whom the Service Agent is the dealer or holder of record, or for whom the Service Agent performs Servicing, as defined below. These fees are paid out of the assets allocable to Service Class Shares to the Distributor or to the Service Agents directly or through the Distributor. The Fund reimburses the Distributor or the Service Agent, as the case may be, for payments made at an annual rate of up to 0.25% of the average daily value of Service Class. Each item for which a payment may be made under the Service Plan constitutes per-sonal service and/or shareholder account maintenance and may constitute an ex-pense of distributing Fund shares as the SEC construes such term under Rule 12b-1. The fees payable for Servicing reflect actual expenses up to the limits described herein.

  Banks are engaged to act as Service Agents only to perform administrative and shareholder servicing functions, including transaction-related agency services for their customers. If a bank is prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alter-native means for continuing the servicing of such shareholders would be sought and the shareholder clients of the bank would remain Fund shareholders.

  The Distribution and Service Plans (the "Plans") provide generally that a Portfolio may incur distribution and service costs under the Plans which may not exceed 0.75% per annum of that Portfolio's net assets. The Board has cur-rently limited payments under the Plans to 0.50% per annum of a Portfolio's net assets. The Service Class Shares offered by this Prospectus currently are not making any payments under the Distribution Plan. Upon implementation, the Distribution Plan would permit payments to the Distributor, broker-dealers, other financial institutions, sales representatives or other third parties who render promotional and distribution services, for items such as sales compen-sation and marketing and overhead expenses.

  The Plans were adopted pursuant to Rule 12b-1 under the 1940 Act.

  Although the Plans may be amended by the Board of Trustees, any change in the Plans which would materially increase the amounts authorized to be paid under the Plans must be approved by shareholders of the Class involved. The Plans may be terminated by the Board of Trustees or Service Class sharehold-ers. The amounts and purposes of expenditures under the Plans are reported to the Board of Trustees quarterly. The amounts allowable under the Plans for each Class of Shares of the Portfolio are limited by the terms of such Plan and under cer-tain rules of the National Association of Securities Dealers, Inc.

  In addition to payments by the Fund under the Plans, the Distributor, United Asset Management Corporation ("UAM"), the parent company of UAMFSI and of the Adviser, or any of their affiliates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services performed with respect to the Fund, a Portfolio or any Class of Shares of a Portfolio. The person making such payments may do so out of its revenues, its profits or any other source available to it. Such service arrangements, when in effect, are made generally available to all qualified service providers. The Adviser may compensate its affiliated compa-nies for referring investors to the Portfolio.

  The Distributor, the Adviser and certain of their other affiliates also par-ticipate, at the date of this Prospectus, in an arrangement with Smith Barney Inc. under which Smith Barney provides certain defined contribution plan mar-keting and shareholder services and receives from such entities an amount equal to up to 33.3% of the portion of the investment advisory fees attribut-able to the invested assets of Smith Barney's eligible customer accounts with-out regard to any expense limitation in addition to amounts payable to all selling dealers. The Fund also compensates Smith Barney for services it pro-vides to certain defined contribution plan shareholders that are not otherwise provided by UAMFSI.

                             SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE
  Service Class Shares of the Portfolio may be exchanged for Service Class Shares of any other UAM Funds Portfolio. (See the list of Portfolios of the UAM Funds at the end of this Prospectus.) Exchange requests should be made by contacting the UAM Funds Service Center.

  Any exchange will be based on the net asset value of the shares involved. There is no sales commission or charge of any kind for an exchange. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objectives of the Portfolio to be purchased. Call the UAM Funds Service Center for a copy of the Prospectus for the Portfolio(s) in which you are interested. Exchanges can only be made with Portfolios that are qualified for sale in a shareholder's state of residence.

  Exchange requests may be made either by mail or telephone. Telephone ex-changes will be accepted only if the certificates for the shares to be ex-changed have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received prior to the close of regular trading on the NYSE (generally 4 p.m. Eastern Time) will be processed as of the close of business on the same day. Requests received after the close of regular trading on the NYSE will be processed on the next business day. The Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request. If the Fund's management determines that an investor is engaged in excessive trading, the Fund, with or without prior notice may reject in whole or part any ex-change request, with respect to such investor's account. Such investors also may be barred from exchanging into other Portfolios of the Fund. For addi-tional information regarding responsibility for the authenticity of telephoned instructions, see "REDEMPTION OF SHARES -- BY TELEPHONE" above. An exchange into another UAM Funds portfolio is a sale of shares and may result in a gain or loss for income tax purposes.

AUTOMATIC INVESTMENT PLAN
  An Automatic Investment Plan permits shareholders of a Portfolio with a min-imum value of $2,500 or more to purchase shares automatically (minimum of $100 per transaction) at regular intervals selected by the shareholder. Provided the shareholder's bank or other financial institution allows automatic with-drawals, shares are purchased by transferring funds via the Automated Clearing House ("ACH"). Investment made through ACH will be automatically transferred from a shareholder's checking, bank money market or NOW account designated by the shareholder. Such withdrawals are made electronically, if the sharehold-er's bank or financial institution so permits, or by pre-authorized checks or drafts drawn on the shareholder's bank or other account. The bank or financial institution must be a member of ACH. At the shareholder's option, the account designated will be debited in the specified amount, and shares will be pur-chased monthly or quarterly.

  To establish an Automatic Investment Plan, a shareholder must complete the Optional Services Form available from the UAM Funds Service Center at 1-800-638-7983 and mail it to Chase Global Funds Service Company. A share-holder may cancel his/her participation or change the amount of purchase at any time by mailing written notification to Chase Global Funds Services Compa-ny, P.O. Box 2798, Boston, MA 02208-2798. Notification generally will be ef-fective three business days following receipt. The Fund may modify or termi-nate this privilege at any time, or may charge a service fee, although no such fee is contemplated.

SYSTEMATIC WITHDRAWAL PLAN
  Any shareholder whose account balance totals at least $10,000 may establish a Systematic Withdrawal Plan under which an amount pre-determined by the shareholder (but at least $100) is automatically redeemed form the sharehold-er's account either monthly or quarterly. A shareholder may participate in the Systematic Withdrawal Plan by using ACH. Redemption made through ACH will be automatically transferred to the shareholder's bank or other similar financial institution account or a properly designated third party. The bank or financial institu-tion must be a member of ACH. Redemptions ordinarily are made on the third business day of the month and payments ordinarily will be transmitted within five business days after the redemption date. Because the prices of Fund shares fluctuate, the number of shares redeemed to finance systematic with-drawal payments of a given amount will vary from payment to payment. If a shareholder owns shares in more than one Portfolio, the shareholder must des-ignate the Portfolio from which the redemptions under a Systematic Withdrawal Plan should be made. An additional sheet may be attached to the Optional Serv-ices Form if a shareholder selects more than one Portfolio. A Systematic With-drawal Plan may be terminated or suspended at any time by the Fund. A share-holder may elect at any time, in writing, to terminate participation in the Systematic Withdrawal Plan. Such written election must be sent to and received by the Fund before a termination becomes effective. There is currently no charge to the shareholder for a Systematic Withdrawal Plan.

                              VALUATION OF SHARES

  The net asset value of each class of a Portfolio is determined by dividing the value of the Portfolio's assets attributable to the class, less any lia-bilities attributable to the class, by the number of shares outstanding at-tributable to the class. The net asset value per share of each class of the Portfolio is determined as of the close of the NYSE on each day that the NYSE is open for business.

  Equity securities listed on a securities exchange for which market quota-tions are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed secu-rities not traded on the valuation date for which market quotations are read-ily available are valued neither exceeding the current asked prices nor less than the current bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

  Bonds and other fixed income securities are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost when the Board of Trustees determines that amortized cost reflects fair value.

  The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                           PERFORMANCE CALCULATIONS

  The Portfolio measures performance by calculating yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. Yield and total return are calcu-lated for each class of a portfolio.

  Yield refers to the income generated by an investment in the Portfolio over a given period of time, expressed as an annual percentage rate. Yields are calculated according to a standard that is required for all funds. As this differs from other accounting methods, the quoted yield may not equal the in-come actually paid to shareholders.

  Total return is the change in value of an investment in the Portfolio over a given period, assuming reinvestment of any dividends and capital gains. A cu-mulative or aggregate total return reflects actual performance over a stated period of time. An average annual total return is a hypothetical rate of re-turn that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period.

  Performance will be calculated separately for Institutional Class and Serv-ice Class Shares. Dividends paid by the Portfolio with respect to Institu-tional Class and Service Class Shares, to the extent any dividends are paid, will be calculated in the same manner at the same time on the same day and will be in the same amount, except that service and distribution fees relating to Service Class Shares will be borne exclusively by that class.

  The Portfolio's performance may be compared to data prepared by independent services which monitor the performance of investment companies, data reported in financial and industry publications, and various indices as further de-scribed in the Portfolio's SAI. This information may also be included in sales literature and advertising.

  The Portfolio's Annual Report to Shareholders for the most recent fiscal year end contains additional performance information that includes comparisons with appropriate indices. The Annual Report is available without charge. Con-tact the UAM Funds Service Center at the address or telephone number on the cover of this Prospectus.

               DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS
  The Portfolio will normally distribute substantially all of its net invest-ment income (for tax purposes) to shareholders in quarterly dividends. If any net capital gains are realized, the Portfolio will normally distribute them annually.

  All dividends and capital gains distributions will be automatically rein-vested in additional shares of the Portfolio unless the Fund is notified in writing that the shareholder elects to receive the distributions in cash.

FEDERAL TAXES
  The Portfolio intends to qualify as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, for federal in-come tax purposes and to meet all other requirements that are necessary for it (but not its shareholders) to be exempt from federal taxes on income and gains paid to shareholders in the form of dividends. To do this, the Portfolio must, among other things, distribute substantially all of its ordinary income and net capital gains on a current basis and maintain a portfolio of investments which satisfies certain diversification criteria.

  Dividends paid by the Portfolio from net investment income, whether in cash or reinvested in shares, are taxable to shareholders as ordinary income. Short-term capital gains will be taxed as ordinary income. Long-term capital gains distributions are taxed as long-term capital gains. Shareholders will be notified annually of dividend income earned for tax purposes.

  Dividends declared in October, November and December to shareholders of rec-ord in such a month and paid in January of the following year will be treated as if they had been paid by the Fund and received by the shareholders on De-cember.

  The Fund is required by federal law to withhold 31% of reportable payments paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify that your Social Security or Taxpayer Identification Number you have provided is correct and that either you are not currently subject to backup withholding or you are exempt from backup withholding. This certification must be made on the Account Registra-tion Form or on a separate form supplied by the Fund.

  Dividends and interest received by the Portfolio may give rise to withhold-ing and other taxes imposed by foreign countries. These taxes reduce the Port-folio's dividends but are included in the taxable income reported on your tax statement if the Portfolio qualifies for this tax treatment and elects to pass it through to you. Consult a tax adviser for more information regarding deduc-tions and credits for foreign taxes.

                              INVESTMENT ADVISER

  Pacific Financial Research, Inc., ("PFR") (the "Adviser") a Massachusetts corporation, is located at 9601 Wilshire Boulevard, Suite 800, Beverly Hills, California 90210. The Adviser is a wholly-owned subsidiary of United Asset Management Corporation ("UAM") and has been providing investment management services to corporations, pension funds, endowments, foundations, individuals and institutions since 1981. As of the date of this Prospectus, the Adviser had over $5.5 billion in assets under management.

  The Portfolio is managed by a team of investment professionals. This team is primarily responsible for the day-to-day management of the Portfolio and a de-scription of their academic background and business experience follows:

  JAMES GIPSON -- Jim received his B.A. and M.A. degrees in Economics with honors from the University of California, Los Angeles, and his M.B.A. degree with honors from Harvard Business School. Before entering the investment in-dustry, he served as an officer in the U.S. Navy and as a consultant for McKinsey & Co. Before founding PFR in 1980, he was a portfolio manager at Source Capital Co. and at Batterymarch Financial. He authored Wining the In-vestment Game: A Guide for All Seasons. Jim is President and is a principal of PFR.

  MICHAEL SANDLER -- Michael received his B.B.A. with distinction, M.B.A. and J.D. degrees from the University of Iowa. He spent two years with Interna-tional Harvester as a Manager of Asset Redeployment and one year with Enter-prise Systems, Inc. as Vice President of Business Development. Michael is a member of the Iowa Bar. He joined PFR as an analyst in 1984. He currently serves as Vice President and Portfolio Manager and is a principal of PFR.

  BRUCE VEACO -- Bruce graduated summa cum laude from the University of Cali-fornia, Los Angeles with a B.A. degree in Economics. He spent five years as a certified public accountant in the Los Angeles office of Price Waterhouse where he was an Audit Manager. Bruce received his M.B.A. degree from Harvard Business School before joining PFR in 1986 as an analyst. He currently serves as Vice President and Portfolio Manager and is a principal of PFR.

  DOUGLAS GREY -- Doug received his B.E. cum laude in Mechanical/Materials En-gineering and Economics from Vanderbilt University, and his M.B.A. from the University of Chicago. He was a General Motors Scholar and worked for General Motors as a design analysis engineer. Doug joined PFR as an analyst in 1986. He currently serves as Vice President and Portfolio Manager and is a principal of PFR.

  PETER QUINN -- Peter received his B.S. degree in Finance from Boston College and his M.B.A. degree from the Peter F. Drucker Management Center at the Claremont Graduate School. He joined PFR as Research Associate in 1987. He currently serves as Vice President and Portfolio Manager and is a principal of PFR.

  Under an Investment Advisory Agreement (the "Agreement") with the Fund,
dated as of     , the Adviser manages the investment and reinvestment of the assets of the Portfolio. The Adviser must adhere to the stated investment ob-jectives and policies of the Portfolio, and is subject to the control and su-pervision of the Fund's Board of Trustees.

  As compensation for its services as an Adviser, the Portfolio pays the Ad-viser an annual fee in monthly installments by applying the following annual percentage rates to the Portfolio's average daily net asset:

  1.00% of the first $500 million of Portfolio's average daily net assets; 0.95% of the next $500 million of Portfolio's average daily net assets; 0.90% of the Portfolio's average daily net assets over $1 billion.

  Until further notice, the Adviser has voluntarily agreed to waive a portion of its advisory fees or assume certain expenses of the Portfolio so that the total operating expenses of the Portfolio do not exceed 1.65%. The Adviser in-tends to maintain this expense limitation through the initial fiscal year of the Portfolio, but may change or cancel it at any time.

  The Adviser may compensate its affiliated companies for referring investors to the Portfolios. The Distributor, UAM, the Adviser, or any of their affili-ates, may, at its own expense, compensate a Service Agent or other person for marketing, shareholder servicing, record-keeping and/or other services per-formed with respect to the Fund, a Portfolio or any Class of Shares. Payments made for any of these purposes may be made from its revenues, its profits or any other source available to it. When such service arrangements are in ef-fect, they are made generally available to all qualified service providers.

                       ADVISER'S HISTORICAL PERFORMANCE

  Below are certain performance data provided by the Adviser pertaining to the "95+ Equity" composite of separately managed accounts of the Adviser that are managed with substantially similar (although not necessarily identical) objec-tives, policies and strategies as those of the Portfolio. The investment re-turns of the Portfolio will differ from those of the separately managed ac-counts because such separately managed accounts will have fees and expenses that differ from those of the Portfolio. Further, the separately managed ac-counts are not subject to investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and Internal Revenue Code; such conditions, if applicable, may have lowered the returns for separately managed accounts. The results presented are not intended to predict or suggest the re-turn to be experienced by the Portfolio or the return an investor might achieve by investing in the Portfolio.

         PACIFIC FINANCIAL RESEARCH, INC. 95+ EQUITY COMPOSITE RETURNS
                  (PERCENTAGE RETURNS NET OF MANAGEMENT FEES)

                                                PACIFIC FINANCIAL
                                                 RESEARCH, INC.   S&P 500 INDEX
                                                ----------------- -------------
Total returns for calendar years ended:
 1997..........................................       39.0%           33.4%
 1996..........................................       24.3%           23.0%
 1995..........................................       48.4%           37.6%
 1994..........................................       -1.7%            1.3%
 1993..........................................        9.8%           10.1%
 1992..........................................       19.1%            7.6%
 1991**........................................       12.8%            8.4%
Average annual returns for:
 Quarter ended 3/31/98.........................       10.7%           14.0%
 1 year ended 3/31/98..........................       48.9%           48.0%
 3 years ended 3/31/98.........................       36.1%           32.8%
 5 years ended 3/31/98.........................       24.4%           22.4%
 From inception* through 3/31/98...............       24.3%           20.4%
 Cumulative total return (9/30/98 through
   3/31/98)....................................      311.2%          234.4%
 Value of $1 invested from 9/30/98 to 3/31/98..      $ 4.11          $ 3.34

-----------
* Inception date: 9/30/91
**4th quarter only
Notes:
1. The ANNUALIZED RETURN is calculated from monthly data, allowing for com-pounding. The market value of each account in the composite was the sum of the account's total assets, including cash, cash equivalents, short term investments, and securities valued at current market prices.
2. The S&P 500 INDEX is an unmanaged index which assumes reinvestment of divi-dends and is generally considered representative of securities similar to those invested in by the Adviser for the purpose of the composite perfor-mance numbers set forth above.
3. The Adviser's average annual management fee over the period from October 1, 1991 through March 31, 1998 was approximately 0.65% or 65 basis points. During the period, fees on the Adviser's individual accounts ranged from 0.52% to 0.90% (52 basis points to 90 basis points). Net returns to invest-ors vary depending on the management fee.

                            ADMINISTRATIVE SERVICES

  UAM Fund Services, Inc. ("UAMFSI"), a wholly-owned subsidiary of UAM, is re-sponsible for performing and overseeing administrative, fund accounting, divi-dend disbursing and transfer agent services provided to the Fund and its Port-folios. UAMFSI's principal office is located at 211 Congress Street, Boston, MA 02110. UAMFSI has subcontracted some of these services to Chase Global Funds Services

Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, by a Mutual Funds Service Agreement dated April 15, 1996. CGFSC is located at 73 Tremont Street, Boston, MA 02108.

  The Portfolio pays UAMFSI a two part monthly fee: a Portfolio-specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The following Portfolio-specific fee is calculated from the ag-gregate net assets of the Portfolio:

                                                                           RATE
                                                                           ----
   The Clipper Focus Portfolio............................................ 0.04%

  CGFSC's monthly fee for its services is calculated on an annualized basis as follows:
  0.19 of 1% of the first $200 million of combined UAM Funds assets;
  0.11 of 1% of the next $800 million of combined UAM Funds assets;
  0.07 of 1% of combined UAM Funds assets in excess of $1 billion but less than $3 billion;
  0.05 of 1% of combined UAM Funds assets in excess of $3 billion.

  Fees are allocated among the Portfolios on the basis of their relative as-sets and are subject to a graduated minimum fee schedule per Portfolio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

                                  DISTRIBUTOR

  UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, with its principal office located at 211 Congress Street, Boston, MA 02110, distributes shares of the Fund. Under the Distribution Agreement (the "Agreement"), the Distributor, as agent of the Fund, agrees to use its best efforts as sole dis-tributor of Fund shares. The Distributor does not receive any fee or other compensation under the Agreement with respect to the Shares offered in this Prospectus except as described under "Service and Distribution Plans." The Agreement continues in effect as long as it is approved at least annually by the Fund's Board of Trustees. Those approving the Agreement must include a ma-jority of Trustees who are neither parties to the Agreement nor interested persons of any such party. The Agreement provides that the Fund will bear costs of registration of its shares with the SEC and various states as well as the printing of its prospectuses, its SAIs and its reports to shareholders.

                            PORTFOLIO TRANSACTIONS

  The Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the

Portfolio. The Agreement directs the Adviser to use its best efforts to obtain the best available price and most favorable execution for all transactions of the Portfolio. If consistent with the interests of the Portfolio, the Adviser may select brokers on the basis of research, statistical and pricing services these brokers provide to the Portfolio in addition to required Adviser servic-es. Such brokers may be paid a higher commission than that which another qual-ified broker would have charged for effecting the same transaction, provided that such commissions are paid in compliance with the Securities Exchange Act of 1934, as amended, and that the Adviser determines in good faith that the commission is reasonable in terms either of the transaction or the overall re-sponsibility of the Adviser to the Portfolio and the Adviser's other clients. Although not a typical practice, the Adviser may place portfolio orders with qualified brokerdealers who refer clients to the Adviser.

  If a purchase or sale of securities is consistent with the investment poli-cies of the Portfolio and one or more other clients served by the Adviser are considering a purchase at or about the same time, transactions in such securi-ties will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for al-locating such transactions, allocations are subject to periodic review by the Fund's Trustees.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS
  The Fund was organized as a Delaware business trust on May 18, 1994 under the name "The Regis Fund II." On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust." The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial inter-est, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without fur-ther action by shareholders.

  At its discretion, the Board of Trustees may create additional Portfolios and classes of shares of the Fund The shares of the Portfolio are fully paid and nonassessable, and have no preference as to conversion, exchange, divi-dends, retirement or other features and have no preemptive rights. They have noncumulative voting rights, which means that holders of more than 50% of shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then stand-ing in his or her name on the books of the Fund. Both Institutional Class and Institutional Service Class Shares represent an interest in the same assets of a Portfolio. Service Class Shares bear certain expenses related to shareholder servicing, and may bear expenses related to distribution. Service Class shares have exclusive voting rights for matters relating to such distribution expen-ditures. The Board of Trustees of the Fund has authorized a third class of shares, Advisor Class Shares, which is not currently being offered by this Portfolio. For information about the Service Class Shares of the Portfolio, contact the UAM Funds Service Center.

  Annual meetings will not be held except as required by the 1940 Act and other applicable laws. The Fund has undertaken that its Trustees will call a meeting of shareholders if such a meeting is requested in writing by the hold-ers of not less than 10% of the outstanding shares of the Fund. The Fund will assist shareholder communications in such matters to the extent required by the undertaking.

CUSTODIAN
  The Chase Manhattan Bank, N.A. serves as Custodian of the Fund's assets.

INDEPENDENT ACCOUNTANTS
  Price Waterhouse LLP serves as the independent accountant for the Fund.

REPORTS
  Shareholders receive unaudited semi-annual financial statements and annual financial statements audited by PricewaterhouseCoopers LLP.

SHAREHOLDER INQUIRIES
  Shareholder inquiries may be made by contacting the UAM Funds Service Center at the address or telephone number on the cover of this Prospectus.

  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRE-SENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUND'S STATEMENT OF AD-DITIONAL INFORMATION, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND. THIS PROSPECTUS DOES NOT CONSTI-TUTE AN OFFERING BY THE FUND IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                       UAM FUNDS -- SERVICE CLASS SHARES
BHM&S Total Return Bond Portfolio
DSI Disciplined Value Portfolio
FPA Crescent Fund
MJI International Equity Portfolio
NWQ Balanced Portfolio
NWQ Small Cap Portfolio
NWQ Special Equity Portfolio
NWQ Value Equity Portfolio
Sirach Bond Portfolio
Sirach Equity Portfolio
Sirach Growth Portfolio
Sirach Special Equity Portfolio
Sirach Strategic Balanced Portfolio
Sterling Partners' Balanced Portfolio
Sterling Partners' Equity Portfolio
Sterling Partners' Small Cap Value Portfolio
TJ Core Equity Portfolio

UAM Funds Service Center

c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02209-2798
1-800-638-7983

Investment Adviser
Pacific Financial Research, Inc.
9601 Wilshire Boulevard, Suite 800
Beverly Hills, CA 90210

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110

                                    PART B
                                UAM FUNDS TRUST
                            CLIPPER FOCUS PORTFOLIO

            STATEMENT OF ADDITIONAL INFORMATION -- ___________, 1998

  This Statement is not a Prospectus but should be read in conjunction with the Prospectuses of the UAM Funds Trust (the "UAM Funds" or the "Fund") for the Clipper Focus Portfolio's (the "Portfolio") dated _____ relating to the Institutional Class Shares and the Institutional Service Class Shares (the "Service Class Shares"). To obtain a Prospectus, please call the UAM Funds Service Center: 1-800-638-7983.


                               TABLE OF CONTENTS

INVESTMENT OBJECTIVES AND POLICIES..................................  2
PURCHASE AND REDEMPTION OF SHARES...................................  4
VALUATION OF SHARES.................................................  5
SHAREHOLDER SERVICES................................................  5
INVESTMENT LIMITATIONS..............................................  6
MANAGEMENT OF THE FUND..............................................  7
INVESTMENT ADVISER..................................................  9
SERVICE AND DISTRIBUTION PLANS...................................... 10
PORTFOLIO TRANSACTIONS.............................................. 12
ADMINISTRATIVE SERVICES............................................. 12
CUSTODIAN........................................................... 13
INDEPENDENT ACCOUNTANTS............................................. 13
DISTRIBUTOR......................................................... 13
PERFORMANCE CALCULATIONS............................................ 14
GENERAL INFORMATION................................................. 15
APPENDIX A -- DESCRIPTION OF SECURITIES AND RATINGS.................A-1
APPENDIX B - COMPARISONS, PUBLICATIONS, INDICES AND AVERAGES........B-1


Investment Adviser
Pacific Financial Research, Inc. (Adviser)

Distributor
UAM Fund Distributors, Inc. (Distributor)

Administrator and Transfer Agent
UAM Fund Services, Inc. (FSI)

                       INVESTMENT OBJECTIVES AND POLICIES

     The following policies supplement the investment objectives and policies of the Portfolio as set forth in its Prospectuses for the Institutional Class Shares and Service Class Shares.

LENDING OF SECURITIES

     The Portfolio may lend its investment securities to qualified brokers, dealers, domestic and foreign banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act of 1940, as amended, (the "1940 Act") or the Rules and Regulations or interpretations of the Securities and Exchange Commission (the "SEC") thereunder, which currently require that (a) the borrower pledge and maintain with the Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a domestic U.S. bank or securities issued or guaranteed by the United States Government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Portfolio at any time, and (d) the Portfolio receives reasonable interest on the loan (which may include the Portfolio investing any cash collateral in interest bearing short-term investments). The Portfolio will not loan more than one-third of its total assets (including the value of the collateral for the loans) at fair market value. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. These risks are similar to the ones involved with repurchase agreements as discussed in the Prospectuses.

SHORT-TERM INVESTMENTS

     In order to earn a return on uninvested assets, meet anticipated redemptions, or for temporary defensive purposes, the Portfolio may invest a portion of its assets in the short-term investment described below.

     (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a commercial bank or savings and loan association. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by a Portfolio, and time deposits maturing from two business days through seven calendar days will not exceed 10% of the total assets of the Portfolio.

          Certificates of deposit are negotiable short-term obligations issued by commercial banks or savings and loan associations collateralized by funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A banker's acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

          The Portfolio will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and (iii) in the case of foreign branches of U.S. banks, the security is, in the opinion of the Adviser, of an investment quality comparable with other debt securities which may be purchased by the Portfolio;

     (2) Commercial paper rated A-1 or A-2 by S&P or Prime-1 or Prime-2 by Moody's or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated A or better by Moody's or by S&P;

     (3) Short-term corporate obligations rated BBB or better by S&P or Baa by Moody's;

     (4) U.S. Government obligations including bills, notes, bonds and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in interest rates, maturities and dates of issue;

     (5) U.S. Government agency securities issued or guaranteed by U.S. Government sponsored instrumentalities and federal agencies. These include securities issued by the Federal Home Loan Banks, Federal Land Bank, Farmers Home Administration, Federal Farm Credit Banks, Federal Intermediate Credit Bank, Federal National Mortgage Association, Federal Financing Bank, the Tennessee Valley Authority, and others; and

     (6)  Repurchase agreements collateralized by securities listed above.


PORTFOLIO TURNOVER

     The portfolio turnover rates described in the Prospectuses are calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average of the value of the portfolio securities. The calculation excludes all securities, including options, whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares.

                       PURCHASE AND REDEMPTION OF SHARES

          Shares of the Portfolio may be purchased without sales commission at the net asset value per share next determined after an order is received in proper form by the Fund, and payment is received by the Fund's custodian. The minimum initial investment required is $2,500 with certain exceptions as may be determined from time to time by officers of the Fund. Other investment minimums are: initial IRA investment, $500; initial spousal IRA investment, $250; minimum additional investment for all accounts, $100. An order received in proper form prior to the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern Time) will be executed at the price computed on the date of receipt; and an order received not in proper form or after the close of the Exchange will be executed at the price computed on the next day the Exchange is open after proper receipt. The Exchange will be closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

          The Portfolio reserves the right in its sole discretion (1) to suspend the offering of its shares, (2) to reject purchase orders when in the judgment of management such rejection is in the best interests of the Fund, and (3) to reduce or waive the minimum for initial and subsequent investment for certain fiduciary accounts such as employee benefit plans or under circumstances where certain economies can be achieved in sales of the Portfolio's shares.

          The Portfolio may suspend redemption privileges or postpone the date of payment (1) during any period that either the Exchange and custodian bank are closed or trading on the Exchange is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Portfolio to dispose of securities owned by it or to fairly determine the value of its assets, and (3) for such other periods as the SEC may permit. The Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid, in whole or in part, in investment securities or in cash as the Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Trustees believe that economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. If redemptions are paid in investment securities, such securities will be valued as set forth in the Prospectuses under "VALUATION OF SHARES," and a redeeming shareholder would normally incur brokerage expenses if those securities were converted to cash.

          No charge is made by the Portfolio for redemptions. Any redemption may be more or less than the shareholder's initial cost depending on the market value of the securities held by the Portfolio.

SIGNATURE GUARANTEES

          To protect your account, the Fund and Chase Global Funds Services Company ("CGFSC") from fraud, signature guarantees are required for certain redemptions. The purpose of signature guarantees is to verify the identity of the party who has authorized a redemption from your account. Signature guarantees are required for (1) all redemptions when the proceeds are to be paid to someone other than the registered owner(s) and/or the registered address, or
(2) share transfer requests. The purpose of the signature guarantees is to verify the identity of the person who has authorized a redemption from your account.

          Signatures must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934. Eligible guarantor institutions include banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. A complete definition of eligible guarantor institutions is available from the Fund's transfer agent. Broker-dealers guaranteeing signatures must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees, signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program.

     The signature guarantee must appear either: (1) on the written request for redemption; (2) on a separate instrument for assignment ("stock power") which should specify the total number of shares to be redeemed; or (3) on all stock certificates tendered for redemption and, if shares held by the Fund are also being redeemed, on the letter or stock power.

                              VALUATION OF SHARES

     Equity securities listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price of the day. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued neither exceeding the current asked prices nor less than the current bid prices. Quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. The converted value is based upon the bid price of the foreign currency against U.S. dollars quoted by any major bank or by a broker.

     Bonds, other fixed income securities and fixed dividends are valued according to the broadest and most representative market, which will ordinarily be the over-the-counter market. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. Securities purchased with remaining maturities of 60 days or less are valued at amortized cost, using methods approved by the Board of Trustees.

     The value of other assets and securities for which no quotations are readily available (including restricted securities) is determined in good faith at fair value using methods determined by the Trustees.

                              SHAREHOLDER SERVICES

The following supplements the information set forth under "Shareholder Services" in the Prospectuses.

EXCHANGE PRIVILEGE

          Institutional Class Shares of the Portfolio may be exchanged for any other Institutional Class Shares of a Portfolio included in the UAM Funds which is comprised of the Fund and UAM Funds, Inc. (See the list of Portfolios of the UAM Funds--Institutional Class Shares at the end of the Portfolio's Institutional Class Shares Prospectus.) Service Class Shares of the Portfolio may be exchanged for any other Service Class Shares of a Portfolio included in the UAM Funds which is comprised of the Fund and UAM Funds, Inc. (For those Portfolios currently offering Service Class Shares, please see the list of Service Class Shares at the end of the Portfolio's Service Class Shares Prospectus.) Exchange requests should be made by calling the Fund (1-800-638-
7983) or by writing to UAM Funds Inc., UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The exchange privilege is only available with respect to Portfolios that are qualified for sale in the shareholder's state of residence.

          Any such exchange will be based on the respective net asset values of the shares involved. There is no sales commission or charge of any kind. Before making an exchange into a Portfolio, a shareholder should read its Prospectus and consider the investment objective of the Portfolio to be purchased. You may obtain a Prospectus for the Portfolio(s) you are interested in by calling the UAM Funds Service Center at 1-800-638-7983.

          Exchange requests may be made either by mail or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged have not been issued to the shareholder and if the registration of the two accounts will be identical. Requests for exchanges received by the close of regular trading on the Exchange (generally 4:00 p.m. Eastern Time) will be processed as of the close of business on the same day. Requests received after these times will be processed on the next business day. Neither the Fund nor CGFSC will be responsible for the authenticity of the exchange instructions received by telephone. Exchanges may also be subject to limitations as to amounts or frequency and to other restrictions established by the Fund's Board of Trustees to assure that such exchanges do not disadvantage the Fund and its shareholders.

          For federal income tax purposes an exchange between Portfolios is a taxable event, and, accordingly, a capital gain or loss may be realized. In a revenue ruling relating to circumstances similar to the Fund's, an exchange between series of a Fund was also deemed to be a taxable event. It is likely, therefore, that a capital gain or loss would be realized on an exchange between Portfolios. You may want to consult your tax adviser for further information in this regard. The exchange privilege may be modified or terminated at any time.

TRANSFER OF SHARES

          Shareholders may transfer shares of the Portfolio to another person by making a written request to the Fund. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described under "PURCHASE AND REDEMPTION OF SHARES." As in the case of redemptions, the written request must be received in good order before any transfer can be made.

                             INVESTMENT LIMITATIONS

          The following limitations supplement those set forth in the Prospectuses. A Portfolio's fundamental investment limitations cannot be changed without approval by a "majority of the outstanding shares" (as defined in the 1940 Act) of the Portfolio. However, except for the numbered investment limitations noted as fundamental below, the limitations described below are not fundamental, and may be changed without the consent of shareholders. Whenever an investment limitation sets forth a percentage limitation on investment or utilization of assets, such limitation shall be determined immediately after and as a result of the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Portfolio's investment limitation.

As a matter of fundamental policy, the Portfolio will not:

     (1)  invest in physical commodities or contracts on physical commodities;

     (2) purchase or sell real estate or real estate limited partnerships, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate;

     (3) make loans except (i) by purchasing debt securities in accordance with its investment objectives; and (ii) by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are not inconsistent with the 1940 Act, or the rules and regulations or interpretations of the Commission thereunder;

     (4)  underwrite the securities of other issuers;

     (5) issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the Portfolio from (i) making any permitted borrowings, mortgages or pledges, or (ii) entering into repurchase transactions.

As a matter of non-fundamental policy, the Portfolio will not:

     (a)  purchase on margin or sell short;

     (b) invest more than 15% in aggregate of the net assets of the Portfolio, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets;

     (c) purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, with respect to 50% of its total assets, (i) more than 5% of the value of its total assets would be invested in the securities of any single issuer, or (ii) it would hold more than 10% of the outstanding voting securities of such issuer, or
          (iii) with respect to the remaining 50% of its total assets, more than 24% of the value of its total assets would be invested in the securities of any single issuer;

     (d) invest for the purpose of exercising control over management of any company.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

The officers of the Fund manage its day-to-day operations and are responsible to the Fund's Board of Trustees. The Trustees set broad policies for the Fund and elect its officers. The following is a list of the Trustees and officers of the Fund, their addresses and dates of birth and a brief statement of their present positions, date of birth, address and principal occupations during the past five years.

John T. Bennett, Jr.      Trustee of the Fund; President of Squam Investment
College Road--RFD 3,      Management Company, Inc. and Great Island Investment
Meredith, NH 03253;       Company, Inc.; President of Bennett Management
1/26/29                   Company from 1988 to 1993.



Nancy J. Dunn             Trustee of the Fund; Vice President for Finance and
10 Garden Street,         Administration and Treasurer of Radcliffe College
Cambridge MA  02138       since 1991.
8/14/51


Philip D. English         Trustee of the Fund; President and Chief Executive
16 West Madison Street    Officer of Broventure Company, Inc.; Chairman of the
Baltimore, MD 21201       Board of Chektec Corporation and Cyber Scientific,
8/5/48                    Inc.



William A. Humenuk        Trustee of the Fund; Partner in the Philadelphia
4000 Bell Atlantic Tower  office of the law firm Dechert Price & Rhoads;
1717 Arch Street          Director, Hofler Corp.
Philadelphia, PA 19103
4/21/42


Norton H. Reamer*         Trustee of the Fund, President and Chairman of the
One International Place   Fund; President, Chief Executive Officer and a
Boston, MA 02110          Director of United Asset Management Corporation;
3/21/35                   Director, Partner or Trustee of each of the
                          Investment Companies of the Eaton Vance Group of
                          Mutual Funds.



Peter M. Whitman, Jr.*    Trustee of the Fund; President and Chief Investment
One Financial Center      Officer of Dewey Square Investors Corporation ("DSI")
Boston, MA 02111          since 1988; Director and Chief Executive Officer of
7/1/43                    H. T. Investors, Inc., formerly a subsidiary of DSI.



William H. Park           Executive Vice President of the Fund; Executive Vice
One International Place   President and Chief Financial Officer of United Asset
Boston, MA 02110          Management Corporation.
9/19/47


Gary L. French            Treasurer of the Fund; President of UAM Fund
211 Congress Street       Services, Inc. and UAM Fund Distributors, Inc.,
Boston, MA 02110          formerly Vice President of Operations, Development
7/4/51                    and Control of Fidelity Investments in 1995;
                          Treasurer of the Fidelity Group of Mutual Funds from
                          1991 to 1995.

Michael E. DeFao          Secretary of the Fund; Vice President and General
211 Congress Street       Counsel of UAM Fund Services, Inc. and UAM Fund
Boston, MA 02110          Distributors, Inc.; Associate Attorney of Ropes &
2/28/68                   Gray (a law firm) from 1993 to 1995.

Robert R. Flaherty        Assistant Treasurer of the Fund; Vice President of UAM
211 Congress Street       Fund Services, Inc.; formerly Manager of Fund
Boston, MA 02110          Administration and Compliance of Chase Global Fund
9/18/63                   Services Company from 1995 to 1996; Deloitte &
                          Touche LLP from 1985 to 1995, Senior Manager.

Michelle Azrialy          Assistant Secretary of the Fund; Assistant Treasurer
73 Tremont Street         of Chase Global Funds Services Company since 1996.
Boston, MA 02108          Senior Public Accountant with Price Waterhouse LLP
4/12/69                   from 1991 to 1994.


Gordon M. Shone           Assistant Treasurer of the Fund; Vice President of
73 Tremont Street         Fund Administration and Compliance of Chase Global
Boston, MA 02108          Funds Services Company; formerly Senior Manager of
7/30/56                   Coopers & Lybrand LLP (1983-1996).

____

* Messrs. Reamer and Whitman are deemed to be "interested persons" of the Fund as that term is defined in the 1940 Act.

REMUNERATION OF TRUSTEES AND OFFICERS

     The Fund pays each Trustee, who is not also an officer or affiliated person, a $150 quarterly retainer fee per active Portfolio which currently amounts to $1,050 per quarter. In addition, each unaffiliated Trustee receives a $2,000 meeting fee and reimbursement for travel and other expenses incurred while attending Board meetings all of which are aggregated for all of the Trustees and allocated proportionately among the Portfolios of the Fund and UAM Funds, Inc. (collectively the "Fund Complex"). Trustees who are also officers or affiliated persons receive no remuneration for their service as Trustees. The Fund's officers and employees are paid by either the Adviser, United Asset Management Corporation ("UAM"), UAM Fund Services, Inc. ("UAMFSI") or Chase Global Funds Services Company ("CGFSC") and receive no compensation from the Fund.

     The following table shows aggregate compensation paid to each of the Fund's Trustees by the Fund and total compensation paid by the Fund Complex in the fiscal year ended April 30, 1998. As of June 1, 1998 Trustees and officers of the Fund owned less than 1% of the Portfolio's outstanding shares.

COMPENSATION TABLE


            (1)                                    (2)                        (3)                (4)                    (5)

                                                                           Pension or                           Total Compensation
                                                                     Retirement Benefits    Estimated Annual    from Registrant and
      Name of Person,                     Aggregate Compensation      Accrued as Part of     Benefits Upon         Fund Complex
         Position                            From Registrant            Fund Expenses          Retirement      Paid to Board Members

        ----------                        ----------------------      -----------------     --------------     ---------------------
John T. Bennett, Jr.
  Trustee........................                  $6,149                      0                  0                 $33,500
Nancy J. Dunn
  Trustee........................                  $4,687                      0                  0                 $25,200
Philip D. English
  Trustee........................                  $6,149                      0                  0                 $33,500
William A. Humenuk
  Trustee........................                  $6,149                      0                  0                 $33,500

PRINCIPAL HOLDERS OF SECURITIES

          As of the date of this statement of additional information, no person or organizations held of record or beneficially 5% or more of the shares of the Portfolio.

          Any persons or organizations owning 25% or more of the outstanding shares of the Portfolio may be presumed to "control" (as that term is defined in the 1940 Act) the Portfolio. As a result, those persons or organizations could have the ability to vote a majority of the shares of the Portfolio on any matter requiring the approval of shareholders of the Portfolio.

                               INVESTMENT ADVISER

CONTROL OF ADVISER

     Pacific Financial Research, Inc. (the "Adviser") is a wholly-owned subsidiary of UAM, a holding company incorporated in Delaware in December 1980 for the purpose of acquiring and owning firms engaged primarily in institutional investment management. Since its first acquisition in August 1983, UAM has acquired or organized over 45 such wholly-owned affiliated firms (the "UAM Affiliated Firms"). UAM believes that permitting UAM Affiliated Firms to retain control over their investment advisory decisions is necessary to allow them to continue to provide investment management services that are intended to meet the particular needs of their respective clients. Accordingly, after acquisition by UAM, UAM Affiliated Firms continue to operate under their own firm name, with their worn leadership and individual investment philosophy and approach. Each UAM Affiliated Firm also acts as investment advisers to separate series or Portfolios of UAM Funds, Inc., a registered investment company.

SERVICE PERFORMED BY ADVISER

          Pursuant to the Investment Advisory Agreement ("Agreement") between the Fund and the Adviser, the Adviser has agreed to manage the investment and reinvestment of the Portfolio's assets, to continuously review, supervise and administer the Portfolio's investment program, and to determine in its discretion the securities to be purchased or sold and the portion of such Portfolio's assets to be held uninvested.

          In the absence of (i) willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its obligations and duties under the Agreement, (ii) reckless disregard by the Adviser of its obligations and duties under the Agreement, or (iii) a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, the Adviser shall not be subject to any liability whatsoever to the Fund, for any error of judgment, mistake of law or any other act or omission in the course of, or connected with, rendering services under the Agreement.

          Unless sooner terminated, the Agreement shall continue for periods of one year so long as such continuance is specifically approved at least annually
(a) by the vote of a majority of those members of the Board of Trustees of the Fund who are not parties to the Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Trustees of the Fund or (c) by vote of a majority of the outstanding voting securities of the Portfolio. The Agreement may be terminated at any time by the Portfolio, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Portfolio on 60 days' written notice to the Adviser. The Agreement may be terminated by the Adviser at any time, without the payment of any penalty, upon 90 days' written notice to the Fund. The Agreement will automatically and immediately terminate in the event of its assignment.

ADVISORY FEES

     As compensation for its services as an Adviser, the Portfolio pays the Adviser an annual fee, in monthly installments calculated by applying the following annual percentage rates to the Portfolio's average daily net assets for the month:

     1.00% of the Portfolio's $500 million of daily net assets;
     0.95% of the Portfolio's next $500 million of daily net assets; and 0.90% of the Portfolio's daily net assets in excess of $1 billion.

     Until further notice, the Adviser has voluntarily agreed to waive a portion of its advisory fees or assume certain expenses of the Portfolio so that the total operating expenses of the Portfolio do not exceed 1.40% for the Institutional Class Shares and 1.65% for the Institutional Service Class Shares. The Adviser intends to maintain this expense limitation through the initial fiscal year of the Portfolio, but may change or cancel it at any time.

                         SERVICE AND DISTRIBUTION PLANS

     As stated in the Portfolio's Service Class Shares Prospectus, the Distributor may enter into agreements with broker-dealers and other financial institutions ("Service Agents"), pursuant to which they will provide administrative support services to Service Class shareholders who are their customers ("Customers") in consideration of the Fund's payment of 0.15% (on an annualized basis) of the average daily net asset value of the Service Class Shares held by the Service Agent for the benefit of its Customers. Such services include:

     (a) acting as the sole shareholder of record and nominee for beneficial owners;

     (b) maintaining account records for such beneficial owners of the Fund's shares;

     (c)  opening and closing accounts;

     (d) answering questions and handling correspondence from shareholders about their accounts;

     (e)  processing shareholder orders to purchase, redeem and exchange shares;

     (f) handling the transmission of funds representing the purchase price or redemption proceeds;

     (g) issuing confirmations for transactions in the Fund's shares by shareholders;

     (h) distributing current copies of Prospectuses, statements of additional information and shareholder reports;

     (i) assisting customers in completing application forms, selecting dividend and other account options and opening any necessary custody accounts;

     (j) providing account maintenance and accounting support for all transactions; and

     (k) performing such additional shareholder services as may be agreed upon by the Fund and the Service Agent, provided that any such additional shareholder services must constitute a permissible non-banking activity in accordance with the then current regulations of, and interpretations thereof by, the Board of Governors of the Federal Reserve System, if applicable.

     Each agreement with a Service Agent is governed by a Shareholder Service Plan (the "Service Plan") that has been adopted by the Fund's Board of Trustees. Pursuant to the Service Plan, the Board of Trustees reviews, at least quarterly, a written report of the amounts expended under each agreement with Service Agents and the purposes for which the expenditures were made. In addition, arrangements with Service Agents must be approved annually by a majority of the Fund's Trustees, including a majority of the Trustees who are not "interested persons" of the company as defined in the 1940 Act and have no direct or indirect financial interest in such arrangements.

     The Board of Trustees has approved the arrangements with Service Agents based on information provided by the Fund's service contractors that there is a reasonable likelihood that the arrangements will benefit the Fund and its shareholders by affording the Fund greater flexibility in connection with the servicing of the accounts of the beneficial owners of its shares in an efficient manner. Any material amendment to the Fund's arrangements with Service Agents must be approved by a majority of the Fund's Board of Trustees (including a majority of the disinterested Trustees). So long as the arrangements with Service Agents are in effect, the selection and nomination of the members of the Fund's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Company will be committed to the discretion of such non-interested Trustees.

     Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution Plan for the Service Class Shares of the Fund (the "Distribution Plan"). The Distribution Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Service Class Shares.

     The Distribution Plan permits the Service Class Shares, pursuant to the Distribution Agreement, to pay a monthly fee to the Distributor for its services and expenses in distributing and promoting sales of the Service Class Shares. These expenses include, among other things, preparing and distributing advertisements, sales literature and Prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. In addition, the Service Class Shares may make payments directly to other unaffiliated parties, who either aid in the distribution of their shares or provide services to the Class.

     The maximum annual aggregate fee payable by the Fund under the Service and Distribution Plans (the "Plans"), is 0.75% of the Service Class Shares' average daily net assets for the year. The Fund's Board of Trustees may reduce this amount at any time. Although the maximum fee payable under the 12b-1 Plan relating to the Service Class Shares is 0.75% of average daily net assets of such class, the Board of Trustees has determined that the annual fee, payable on a monthly basis, under the Plans relating to the Service Class Shares, currently cannot exceed 0.50% of the average daily net assets represented by the Service Class. While the current fee which will be payable under the Service Plan and Distribution Plan has been set at 0.25% and 0.15%, respectively, the Plans permit a full 0.75% on all assets to be paid at any time following appropriate Board approval.

     All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid by the Service Class Shares will be borne by such persons without any reimbursement from such Classes. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans. From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

     The Plans, the Distribution Agreement and the form of dealer's and services agreements have all been approved by the Board of Trustees of the Fund, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the Plans or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans, the Distribution Agreement and the related agreements must be approved annually by the Board of Trustees in the same manner, as specified above. The Portfolio's Service Class Shares have not been offered prior to the date of this Statement.

     Each year the Trustees must determine whether continuation of the Plans is in the best interest of the shareholders of Service Class Shares and that there is a reasonable likelihood of the Plans providing a benefit to the Class. The Plans, the Distribution Agreement and the related agreements with any broker-dealer or others relating to the Class may be terminated at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the relevant Class' outstanding voting securities, as well as by a majority vote of those Trustees who are not "interested persons." Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the Trustees of the Fund having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Fund must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review. The NASD has adopted amendments to its Conduct Rules relating to investment company sales charges. The Fund and the Distributor intend to operate in compliance with these rules.


                            PORTFOLIO TRANSACTIONS

     The Investment Advisory Agreement authorizes the Adviser to select the brokers or dealers that will execute the purchases and sales of investment securities for the Portfolio and directs the Adviser to use its best efforts to obtain the best execution with respect to all transactions for the Portfolio. In doing so, the Portfolio may pay higher commission rates than the lowest rate available when the Adviser believes it is reasonable to do so in light of the value of the research, statistical, and pricing services provided by the broker effecting the transaction.

     It is not the Fund's practice to allocate brokerage or effect principal transactions with dealers on the basis of sales of Fund shares which may be made through broker-dealer firms. However, the Adviser may place Portfolio orders with qualified broker-dealers who refer clients to the Adviser.

     Some securities considered for investment by the Portfolio may also be appropriate for other clients served by the Adviser. If purchases or sales of securities consistent with the investment policies of the Portfolio and one or more of these other clients served by the Adviser are considered at or about the same time, transactions in such securities will be allocated among the Portfolio and clients in a manner deemed fair and reasonable by the Adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the Adviser, and the results of such allocations, are subject to periodic review by the Fund's Board of Trustees.

                            ADMINISTRATIVE SERVICES

     The Board of Trustees of the Fund approved a Fund Administration Agreement, effective April 15, 1996 ("Fund Administration Agreement") between UAM Fund Services, Inc. ("UAMFSI"), a wholly owned subsidiary of UAM, and the Fund. Pursuant to the terms of the Fund Administration Agreement, UAMFSI manages, administers and conducts the general business activities of the Fund other than those which have been contracted to other third parties by the Fund. Additionally, UAMFSI has agreed to provide transfer agency services to the Portfolio pursuant to the terms of the Agreement.

     UAMFSI has subcontracted some of these services to Chase Global Funds Services Company ("CGFSC"), an affiliate of The Chase Manhattan Bank, pursuant to a Mutual Funds Service Agreement between UAMFSI and CGFSC (collectively, with the Fund Administration Agreement between UAMFSI and the Fund, the "Agreements").

     Pursuant to the terms of the Agreements, the Portfolio pays UAMFSI a two part monthly fee: a Portfolio-specific fee which is retained by UAMFSI and a sub-administration fee which UAMFSI in turn pays to CGFSC. The portfolio-specific fee is calculated at the annual rate of 0.04% of the aggregate net assets of the Portfolio. CGFSC's monthly fee for its services is calculated on an annualized basis as follows:

     0.19 of 1% of the first $200 million of combined UAM Funds net assets;
     0.11 of 1% of the next $800 million of combined UAM Funds net assets;
     0.07 of 1% of combined UAM Funds net assets in excess of $1 billion but less than $3 billion;
     0.05 of 1% of combined UAM Funds net assets in excess of $3 billion.

     Fees are allocated among the Portfolios on the basis of their relative assets and are subject to a graduated minimum fee schedule per Portfolio, which starts at $2,000 per month and increases to $70,000 annually after two years. If a separate class of shares is added to a Portfolio, its minimum annual fee increases by $20,000.

     UAMFSI bears all expenses in connection with the performance of its services under the Fund Administration Agreement. Other expenses to be incurred in the operation of the Fund are borne by the Fund or other parties, including taxes, interest, brokerage fees and commissions, if any, salaries and fees of officers and members of the Board who are not officers, directors, shareholders or employees of UAMFSI, or the Fund's investment adviser or distributor, SEC fees and state Blue Sky fees, EDGAR filing fees, processing services and related fees, advisory and administration fees, charges and expenses of pricing and data services, independent public accountants and custodians, insurance premiums including fidelity bond premiums, outside legal expenses, costs of maintenance of corporate existence, typesetting and printing of Prospectuses for regulatory purposes and for distribution to current shareholders of the Fund, printing and production costs of shareholders' reports and corporate meetings, cost and expenses of Fund stationery and forms, costs of special telephone and data lines and devices, trade association dues and expenses, and any extraordinary expenses and other customary Fund expenses.

     Unless sooner terminated, the Fund Administration Agreement shall continue in effect from year to year provided such continuance is specifically approved at least annually by the Board. The Fund Administration Agreement is terminable, without penalty, by the Board or by UAMFSI, on not less than ninety
(90) days' written notice. The Fund Administration Agreement shall automatically terminate upon its assignment by UAMFSI without the prior written consent of the Fund.

     UAMFSI will from time to time employ or associate with such person or persons as may be fit to assist them in the performance of the Fund Administration Agreement. Such person or persons may be officers and employees who are employed by both UAMFSI and the Fund. The compensation of such person or persons for such employment shall be paid by UAMFSI and no obligation will be incurred by or on behalf of the Fund in such respect.

     Effective February 28, 1997, the Fund entered into an Account Services Agreement (the "Services Agreement") with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM. Under the Services Agreement, the Service Provider agrees to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provides participant recordkeeping. Pursuant to the Services Agreement, the Service Provider is entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the Portfolios in the accounts for which it provides services.

                                   CUSTODIAN

     The Chase Manhattan Bank, 3 Chase MetroTech Center, Brooklyn, New York 11245, provides for the custody of the Fund's assets pursuant to the terms of a custodian agreement with the Fund.

                            INDEPENDENT ACCOUNTANTS

     PriceWaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, serves as independent accountants for the Fund.

                                  DISTRIBUTOR

     UAM Fund Distributors, Inc., a wholly-owned subsidiary of UAM, serves as the Funds distributor. Shares of the Fund are offered continuously. While the Distributor will use its best efforts to sell shares of the Fund, it is not obligated to sell any particular amount of shares.

                           PERFORMANCE CALCULATIONS

PERFORMANCE

     The Portfolio may quote various performance figures to illustrate the past performance of each class of the Portfolio. Performance quotations by investment companies are subject to rules adopted by the SEC, which require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and average annual compounded total return quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of the method used to compute or express performance follows.

TOTAL RETURN

     The average annual total return of a Portfolio is determined by finding the average annual compounded rates of return over 1, 5 and 10 year periods that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes that all dividends and distributions are reinvested when paid. The quotation assumes the amount was completely redeemed at the end of each 1, 5 and 10 year period and the deduction of all applicable Fund expenses on an annual basis.

     The average annual total return for the Portfolio is calculated according to the following formula:

     P (1 + T)/n/ = ERV

where:

     P     =        a hypothetical initial payment of $1,000
     T     =        average annual total return
     n     =        number of years
     ERV   =        ending redeemable value of a hypothetical
                    $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portion thereof).

YIELD

     Current yield reflects the income per share earned by the Portfolio's investments.

     Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

     Yield for a Portfolio is calculated according to the following formula:

     Yield = 2((a-b)/(d)+1)6

     where:

     a =  dividends and interest earned during the period

     b =  expenses accrued for the period (net of reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive income distributions

     d =  the maximum offering price per share on the last day of the period.

COMPARISONS

     To help investors better evaluate how an investment in a Portfolio of the Fund might satisfy its investment objective, advertisements regarding the Fund may discuss various measures of Fund performance as reported by various financial publications. Advertisements may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. Please see Appendix B for publications, indices and averages which may be used.

     In assessing such comparisons of performance, an investor should keep in mind that the composition of the investments in the reported indices and averages is not identical to the composition of investments in the Portfolio, that the averages are generally unmanaged, and that the items included in the calculations of such averages may not be identical to the formula used by the Portfolio to calculate its performance. In addition, there can be no assurance that the Portfolio will continue this performance as compared to such other averages.

                              GENERAL INFORMATION

DESCRIPTION OF SHARES AND VOTING RIGHTS

     The Fund was organized under the name The Regis Fund II as a Delaware business trust on May 18, 1994. On October 31, 1995, the name of the Fund was changed to "UAM Funds Trust". The Fund's principal executive office is located at One International Place, 44th Floor, Boston, MA 02110; however, all investor correspondence should be directed to the Fund at UAM Funds Service Center, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. The Fund's Agreement and Declaration of Trust permits the Fund to issue an unlimited number of shares of beneficial interest, without par value. The Trustees have the power to designate one or more series ("Portfolios") or classes of shares of beneficial interest without further action by shareholders.

     The Board of Trustees has classified an additional class of shares in the Portfolio, known as Advisor Class Shares. As of the date of this Statement of Additional Information, no Advisor Class Shares have been offered by the Portfolio.

     The shares of the Portfolio, when issued and paid for as provided for in the Prospectuses will be fully paid and nonassessable, have no preference as to conversion, exchange, dividends, retirement or other features and have no preemptive rights. The shares of the Fund have noncumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, if they choose to do so. A shareholder is entitled to one vote for each full share held (and a fractional vote for each fractional share held), then standing in his or her name of the books of the Fund. Institutional Class, Service Class and Advisor Class shares represent an interest in the same assets of a Portfolio and are identical in all respects except that the Service Class and Advisor Class Shares bear certain expenses related to shareholder servicing and the distribution of shares, and have exclusive voting rights with respect to matters relating to such expenditures.

     In the event of liquidation of the Fund, the holders of the shares of each Portfolio or any class thereof that has been established and designated shall be entitled to receive, when and as declared by the Trustees, the excess of the assets belonging to that Portfolio, or in the case of a class, belonging to that Portfolio and allocable to that class, over the liabilities belonging to that Portfolio or class. The assets so distributable to the holders of shares of any particular Portfolio or class thereof shall be distributed to the holders in proportion to the number of shares of that Portfolio or class thereof held by them and recorded on the books of the Fund. The liquidation of any Portfolio or class thereof may be authorized at any time by vote of a majority of the Trustees then in office.

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

     The Fund's policy is to distribute substantially all of the Portfolio's net investment income, if any, together with any net realized capital gains quarterly in the amount and at the times that will avoid both income (including capital gains) taxes incurred on it and the imposition of the federal excise tax on undistributed income and capital gains. The amounts of any income dividends or capital gains distributions cannot be predicted. See the discussion under "Dividends, Capital Gains Distributions and Taxes" in the Prospectuses.

     Any dividend or distribution paid shortly after the purchase of shares of a Portfolio by an investor may have the effect of reducing the per share net asset value of the Portfolio by the per share amount of the dividend or distribution. Furthermore, such dividends or distributions, although in effect a return of capital, are subject to income taxes as set forth in the Prospectuses.

     As set forth in the Prospectuses, unless the shareholder elects otherwise in writing, all dividend and capital gains distributions are automatically reinvested in additional shares of the Portfolio at net asset value (as of the business day following the record date). This will remain in effect until the Fund is notified by the shareholder in writing at least three days prior to the record date that either the Income Option (income dividends in cash and capital gains distributions in additional shares at net asset value) or the Cash Option (both income dividends and capital gains distributions in cash) has been elected. An account statement is sent to shareholders whenever an income dividend or capital gains distribution is paid.

     Each Portfolio of the Fund will be treated as a separate entity (and hence as a separate "regulated investment company") for federal tax purposes. Any net capital gains recognized by a Portfolio will be distributed to its investors without need to offset (for federal income tax purposes) such gains against any net capital losses realized by another Portfolio.

CODE OF ETHICS

     The Fund has adopted a Code of Ethics which restricts to a certain extent personal transactions by access persons of the Fund and imposes certain disclosure and reporting obligations.

                                     PART C
                                 UAM FUNDS TRUST
                                OTHER INFORMATION

ITEM 23. EXHIBITS

Exhibits previously filed by the Fund are incorporated by reference to such filings. The following table describes the location of all exhibits. In the table, the following reference is used: PEA 22 = Post Effective Amendment No. 22 filed on June 24, 1998; PEA 21 = Post Effective Amendment No. 21 filed on June 19, 1998; PEA 20 = Post-Effective Amendment No. 20 filed on March 26, 1998, PEA 19 = Post-Effective Amendment No. 19 filed on February 3, 1998, PEA18 = Post-Effective Amendment No. 18 filed on January 23, 1998, PEA17 = Post-Effective Amendment No. 17 filed on December 15, 1997, PEA16 = Post-Effective Amendment No. 16 filed on July 10, 1997, PEA15 = Post-Effective Amendment No. 15 filed on January 3, 1997, PEA14 = Post-Effective Amendment No. 14 filed on September 17, 1996, PEA13 = Post-Effective Amendment No. 13 filed on August 28, 1996, PEA12 = Post-Effective Amendment No. 12 filed on July 17, 1996, PEA11 = Post-Effective No. 11 filed on July 1, 1996, PEA10 = Post-Effective Amendment No. 10 filed on July 1, 1996, PEA9 = Post-Effective Amendment No. 9 filed on May 1, 1996, PEA8 = Post-Effective Amendment No. 8 filed on March 13, 1996, PEA7 = Post-Effective Amendment No. 7 filed on August 28, 1995, PEA4 = Post-Effective Amendment No. 4 filed on February 9, 1995, PEA3 = Post-Effective Amendment No. 3 filed on December 14, 1994, PEA2 = Post-Effective Amendment No. 2 filed on November 25, 1994, PEA1 = Post-Effective Amendment No. 1 filed on November 15, 1994, RS = original Registration Statement on Form N-1A filed on June 3, 1994 and Pre EA = Pre-Effective Amendment No. 1 filed on August 24, 1994.


Exhibit
-------                                                     Incorporated by
                                                            Reference to (Location):
                                                            ------------------------
A.       Declaration of Trust                               RS
     1.  Certificate of Amendment to Certificate of Trust   PEA8

B.       By-Laws                                            RS

C.       Specimen Share Certificate                         PEA1, PEA2, PEA3, PEA4, PEA11, PEA12, PEA14, PEA17, PEA18

D.       Investment Advisory Agreements                     RS, PEA1, PEA2, PEA3, PEA4, PEA12, PEA14, PEA17, PEA18,
                                                            PEA 21; Filed Herewith

E.       Distribution Agreements
     1.  Form of Distribution Agreement (UAM Funds          RS
         Distributors, Inc.)
     2.  Form of Distribution Agreement (ACG Capital        PEA17, PEA19
         Corporation)

F.       Trustees' and Officers' Contracts and Programs     Not Applicable

G.       Form of Custody Agreements                         RS
     1.  Global Custody Agreement                           PEA16

H.       Other Contracts
     1.  Fund Administration Agreement                      PEA13
     2.  Mutual Funds Service Agreement                     PEA16

I.       Opinion and Consent of Counsel                     Pre EA

J.       Other Opinions and Consents                        Not Applicable

K.       Other Financial Statements                         Not Applicable

L.       Purchase Agreement                                 Pre EA

M.       Form of Distribution Plan                          PEA 21

N.       Financial Data Schedule                            Not Applicable

O.       Rule 18f-3 Multiple Class Plan                     PEA 8

P.       Powers of Attorney                                 RS, PEA7, PEA16

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Not applicable.

ITEM 25.  INDEMNIFICATION

Reference is made to Article VI of Registrant's Declaration of Trust, which is incorporated herein by reference. Registrant hereby also makes the undertaking consistent with Rule 484 under the Securities Act of 1933, as amended. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Provisions for indemnification of UAM Fund Services, Inc. are contained in
Section 6 of its Fund Administration Agreement with the Registrant.

Provisions for indemnification of the Registrant's investment advisers are contained in Section 7 of their respective Investment Advisory Agreements with the Registrant.

Provisions for indemnification of Registrant's principal underwriter, UAM Fund Distributors, Inc., are contained in its Distribution Agreement with the Registrant.

Provisions for indemnification of Registrant's custodian, The Chase Manhattan Bank, are contained in Section 12 of its Fund Global Custody Agreement with the Registrant.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Reference is made to the caption "Investment Adviser" in the Prospectuses constituting Part A of this Registration Statement and "Investment Adviser" in Part B of this Registration Statement. Except for information with respect to Pell Rudman Trust Company, N.A., the information required by this Item 26 with respect to each director, officer, or partner of each other investment adviser of the Registrant is incorporated by reference to the Forms ADV filed by the investment advisers listed below with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended, under the file numbers indicated:

Investment Adviser                                               File No.
------------------                                               --------
Barrow, Hanley, Mewhinney & Strauss, Inc.                        801-31237

Cambiar Investors, Inc.                                          801-09538

Chicago Asset Management Company                                 801-20197

Dwight Asset Management Company                                  801-45304

First Pacific Advisors, Inc.                                     801-39512

Hanson Investment Management Company                             801-14817

Heitman/PRA Securities Advisors, Inc.                            801-48252

Jacobs Asset Management, L.P.                                    801-49790

Murray Johnstone International Ltd.                              801-34926

Pacific Financial Research, Inc.                                 801-54352

Tom Johnson Investment Management, Inc.                          801-42549


Name and Principal Business Address               Positions and Offices with Pell Rudman        Positions and Offices with Pell
-----------------------------------               --------------------------------------        -------------------------------
                                                  Trust Company, N.A.                           Rudman Trust Company, N.A.
                                                  -------------------                           --------------------------
Jeffrey S. Thomas                                 Director                                      Chief   Financial   Officer  of
100 Federal Street                                                                              Pell, Rudman & Co., Inc.
Boston, Massachusetts

Edward I. Rudman                                  Director                                      Chairman   and   President   of
100 Federal Street                                                                              Pell, Rudman & Co., Inc.
Boston, Massachusetts

James S. McDonald                                 Director                                      Executive   Vice  President  of
100 Federal Street                                                                              Pell, Rudman & Co., Inc.
Boston, Massachusetts

Susan W. Hunnewell                                Director                                      Senior Vice  President of Pell,
100 Federal Street                                                                              Rudman & Co., Inc.
Boston, Massachusetts

Barrow, Hanley, Mewhinney & Strauss, Inc., Cambiar Investors, Inc., Chicago Asset Management Company, Dwight Asset Management Company, First Pacific Advisors, Inc., Hanson Investment Management Company, Heitman/PRA Securities Advisors, Inc., Jacobs Asset Management, L.P., Murray Johnstone International Ltd., Pacific Financial Research, Inc., Pell Rudman Trust Company, N.A., and Tom Johnson Investment Management, Inc., are affiliates of United Asset Management Corporation ("UAM"), a Delaware corporation owning firms engaged primarily in institutional investment management.

ITEM 27.  PRINCIPAL UNDERWRITERS

       (a) Except for Heitman Real Estate Portfolio Advisor Class Shares, UAM Fund Distributors, Inc., the firm which acts as sole distributor of the Registrant's shares, also acts as sole distributor for UAM Funds, Inc., Analytic Optioned Equity Fund, Inc. and The Analytic Series Fund. ACG Capital Corporation ("ACG") acts as sole distributor of the Heitman Real Estate Portfolio Advisor Class Shares.

       (b) The information required with respect to each Director and officer of ACG is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities and Exchange Act of 1934 (SEC File No. 8-47813).

       (c) Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained in the physical possession of the Registrant, the Registrant's Advisers, the Registrant's Sub-Transfer and Sub-Administrative Agent (Chase Global Funds Services Company, 73 Tremont Street, Boston, Massachusetts 02108) and the Registrant's Custodian Bank (The Chase Manhattan Bank 4 Chase MetroTech Center, Brooklyn, New York, 11245).

ITEM 29.  MANAGEMENT SERVICES

Not Applicable.

ITEM 30.  UNDERTAKINGS

         (a) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (b) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940, as amended, relating to shareholder communications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 1st day of July, 1998.

                                        UAM FUNDS TRUST


                                        /s/ Michael E. DeFao
                                        --------------------
                                        Michael E. DeFao
                                        Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 1st day of July, 1998:


              *
---------------------------
Chairman and President
Norton H. Reamer


              *
---------------------------
Trustee
John T. Bennett, Jr.


              *
---------------------------
Trustee
Nancy J. Dunn

              *
---------------------------
Trustee
Philip D. English


              *
---------------------------
Trustee
William A. Humenuk

              *
---------------------------
Trustee
Peter M. Whitman, Jr.


/s/ Gary L. French
---------------------------
Treasurer
Gary L. French


/s/ Michael E. DeFao
---------------------------
* Michael E. DeFao
(Attorney-in-Fact)

                                UAM FUNDS TRUST
                         (FORMERLY THE REGIS FUND II)

                          FILE NOS. 811-8544/33-79858

                        POST-EFFECTIVE AMENDMENT NO. 23

                                 EXHIBIT INDEX

        Exhibit No.           Description
        -----------           -----------

        D                     Investment Advisory Agreement